    As Filed With The Securities And Exchange Commission On April 30, 1999

                                                       Registration No. 33-79502
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                        [_]

                         Post-Effective Amendment No. 6                      [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 15                             [X]

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                           (Exact Name of Registrant)

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                 20 Moores Road
                           Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (800) 523-7900

                       Gregory E. Miller-Breetz, Esquire

                    Peoples Benefit Life Insurance Company
                             400 West Market Street
                                 P.O. Box 32830
                           Louisville, Kentucky 40232
                    (Name and Address of Agent for Service)

                                   Copies to:
                           Michael Berenson, Esquire

               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-0805

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

 [_] Immediately upon filing pursuant to paragraph (b) of Rule 485.
 [X] On 05/01/99          pursuant to paragraph (b) of Rule 485.
 [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
 [_] On                   pursuant to paragraph (a)(1) of Rule 485.
 [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
 [_] On                   pursuant to paragraph (a)(2) of Rule 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

ITEM OF
-------
FORM N-4                                          PROSPECTUS CAPTION
--------                                          ------------------
 1.  Cover Page.............................     Cover Page
 2.  Definitions............................     GLOSSARY

 3.  Synopsis...............................     Summary; FEE TABLE;
                                                 Performance Measures


 4.  Condensed Financial Information........     Condensed Financial Information


 5.  General Description of Registrant,
     Depositor, and Portfolio Companies.....     Peoples Benefit Life
                                                 Insurance Company
                                                 Separate Account V; The
                                                 Portfolios; Voting Rights
 6.  Deductions.............................     Expenses; Taxes; FEE TABLE
 7.  General Description of Variable Annuity
     Contracts..............................     The Annuity Contract
 8.  Annuity Period.........................     Annuity Payments
 9.  Death Benefit..........................     Death Benefit
10.  Purchases and Contract Value...........     Contract Application and
                                                 Purchase Payments; Accumulated
                                                 Value
11.  Redemptions............................     Access to Your Money
12.  Taxes..................................     Taxes
13.  Legal Proceedings......................     Legal Matters
14.  Table of Contents of the Statement
     of Additional Information..............     Table of Contents of the
                                                 Peoples Benefit Marquee
                                                 Variable Annuity
                                                 Statement of Additional
                                                 Information

                                     PART B

ITEM OF                                           STATEMENT OF ADDITIONAL
-------                                           -----------------------
FORM N-4                                          INFORMATION CAPTION
--------                                          -------------------
15.  Cover Page.............................      Cover Page
16.  Table of Contents......................      Table of Contents
17.  General Information and History........      Peoples Benefit
18.  Services...............................      Part A: Auditors; Part B:
                                                  SAFEKEEPING OF ACCOUNT
                                                  ASSETS; DISTRIBUTION OF THE
                                                  CONTRACTS
19.  Purchase of Securities Being                 DISTRIBUTION OF THE
     Offered................................      CONTRACTS; Exchanges

20.  Underwriters...........................      DISTRIBUTION OF THE
                                                  CONTRACTS
21.  Calculation of Performance Data........      PERFORMANCE INFORMATION
22.  Annuity Payments.......................      Computations of Annuity Income
                                                  Payments
23.  Financial Statements...................      FINANCIAL STATEMENTS

                                                    THE PEOPLES BENEFIT MARQUEE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                         Peoples Benefit Life Insurance Company
                                                             Separate Account V

                                                                             By

                                         Peoples Benefit Life Insurance Company

                                                                     Prospectus
                                                                    May 1, 1999

The Peoples Benefit Marquee Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in twelve investment company portfolios (the "Portfolios") and in four guaranteed options available under Peoples Benefit's general account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days (30 days or more in some instances) during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

THE PORTFOLIOS

Variable Insurance Products Fund
Advised by Fidelity Management & Research Company
    Fidelity VIP Money Market
    Fidelity VIP Equity-Income
    Fidelity VIP Growth

Variable Insurance Products Fund II
Advised by Fidelity Management & Research Company
    Fidelity VIP II Asset Manager

Dreyfus Variable Investment Fund
Advised by the Dreyfus Corporation
    Dreyfus Variable Investment Fund:
          Growth and Income
    Dreyfus Variable Investment Fund:
          Quality Bond

T. Rowe Price Equity Series, Inc.
Advised by T. Rowe Price Associates, Inc.
    T. Rowe Price Equity Income
    T. Rowe Price New America Growth

T. Rowe Price International Series, Inc.
Advised by Rowe Price-Fleming International, Inc.
    T. Rowe Price International Stock

OCC Accumulation Trust
Advised by OpCap Advisors
    OCC Accumulation Trust Managed
    OCC Accumulation Trust Small Cap
    OCC Accumulation Trust U.S.
          Government Income

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
                                                                 ARC0016H8N 599

 Contents

 1   Cross Reference to Definitions
 2   Summary
 6   Fee Table
 7   Example
 8   The Annuity Contract
 9   Annuity Payments
 11  Purchase
 15  Investment Options
 19  Expenses

 20  Taxes
 24  Access to Your Money
 26  Performance
 27  Death Benefit
 31  Other Information
 35  Table of Contents of Statement of Additional Information
 A-1 Appendix A (Condensed Financial Information)
 B-1 Appendix B (General Account Fixed Options)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase.......................................................      8

Annuitant................................................................ 28, 29

Annuity Date.............................................................      9

Annuity Payment Options..................................................      9

Beneficiary.............................................................. 28, 29

Business Day.............................................................     11

Contract.................................................................      8

Contract Anniversary.....................................................     12

Contract Date............................................................     12

Contract Owner...........................................................     32

Contract Year............................................................     12

General Account Guaranteed Options.......................................    B-1

Income Phase.............................................................      9

Initial Purchase Payment.................................................     11

Joint Annuitant..........................................................     29

Net Purchase Payment.....................................................     12


Qualified Contract....................................................... 12, 24

Portfolios...............................................................     15

Purchase Payment.........................................................     12

Right to Cancel Period...................................................     32

Tax Deferral.............................................................     21

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Peoples Benefit Marquee Variable Annuity

Peoples Benefit Marquee is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Contract provides a means of investing on a tax-deferred basis in twelve investment company portfolios and in four General Account Guaranteed Options offered by Peoples Benefit.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twelve Portfolios and four General Account Guaranteed Options available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 9, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the six Funds' prospectuses and to the General Account Guaranteed Options:

The Portfolios

Variable Insurance Products Fund
Advised by Fidelity Management & Research Company
   Fidelity VIP Money Market Portfolio
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio

Variable Insurance Products Fund II
Advised by Fidelity Management & Research Company
   Fidelity VIP II Asset Manager Portfolio

Dreyfus Variable Investment Fund
Advised by the Dreyfus Corporation
   Dreyfus Variable Investment Fund: Growth and Income Portfolio
   Dreyfus Variable Investment Fund: Quality Bond Portfolio

T. Rowe Price Equity Series, Inc.
Advised by T. Rowe Price Associates, Inc.
   T. Rowe Price Equity Income Portfolio
   T. Rowe Price New America Growth Portfolio

T. Rowe Price International Series, Inc.
Advised by Rowe Price-Fleming International, Inc.
   T. Rowe Price International Stock Portfolio

OCC Accumulation Trust
Advised by OpCap Advisors
   OCC Accumulation Trust Managed Portfolio
   OCC Accumulation Trust Small Cap Portfolio
   OCC Accumulation Trust U.S. Government Income Portfolio

You can make or lose money in any of these Portfolios depending on their investment performance.

The General Account Guaranteed Options

There are four General Account Guaranteed Options offered by Peoples Benefit:

The Dollar Cost Averaging Fixed Account Option
The One-Year Guaranteed Rate Option
The Multi-Year Guaranteed Rate Option
The Guaranteed Equity Option

Please see Appendix B for a description of the General Account Guaranteed
Options.

The availability, structure, and features of these options vary by state. Check with your sales representative for details on the availability and characteristics of these options before purchasing.

5. EXPENSES

No sales load is deducted from Purchase Payments.

A declining Surrender Charge applies to certain withdrawals during the first six Contract Years.

Peoples Benefit will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 1.25% for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. You may take up to 10% of the Accumulated Value free of Surrender Charges once each year or pursuant to a series of Systematic Withdrawals. No Surrender Charge will apply after the sixth Contract Year. Each withdrawal you make must be at least $500. No Withdrawals or Exchanges from the Guaranteed Equity Option are permitted until the end of the applicable guarantee period.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Period

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day period to allow for mail delivery. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Missouri law. It is principally engaged in offering life insurance and annuity contracts.

Peoples Benefit Life Insurance Company Separate Account V

Established by Peoples Benefit under Missouri law, the Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twelve Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 31.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Peoples Benefit Marquee variable annuity, call or write:

Peoples Benefit Life Insurance Company
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 19.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases.......................................  None
Contingent Deferred Sales Load (surrender charge).....................    6%*
Exchange Fees.........................................................  None
Annual Contract Maintenance Fee.......................................   $30
Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge..................................... 1.25%
Administrative Charge................................................. 0.15%
                                                                       -----
Total Annual Separate Account Expenses................................ 1.40%**

* You may withdraw up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment during the first Contract Year) once per Contract Year, or pursuant to a series of systematic withdrawals, without a surrender charge (the "Penalty Free Amount"). Additional withdrawals in excess of the Penalty Free Amount in the first Contract Year are subject to a 6% charge on the portion of the withdrawal that consists of Net Purchase Payments. The charge decreases one percentage point per year until after the sixth Contract Year, at which time there is no surrender charge. The total surrender charges assessed will not be greater than 8.5% of the Purchase Payments under the Contract.

**Separate Account Annual Expenses are not charged against the General Account
 Guaranteed Options.

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                      Management and    Other   Total Portfolio
                                     Advisory Expenses Expenses Annual Expenses
                                     ----------------- -------- ---------------
Fidelity VIP Money Market*.........        0.20%        0.10%        0.30%
Fidelity VIP Equity-Income*........        0.49%        0.08%        0.57%
Fidelity VIP Growth*...............        0.59%        0.07%        0.66%
Fidelity VIP II Asset Manager*.....        0.54%        0.09%        0.63%
DVIF: Growth and Income............        0.75%        0.03%        0.78%
DVIF: Quality Bond.................        0.65%        0.08%        0.73%
T. Rowe Price Equity Income........        0.85%        0.00%        0.85%
T. Rowe Price New America Growth...        0.85%        0.00%        0.85%
T. Rowe Price International Stock..        1.05%        0.00%        1.05%
OCC Accumulation Trust Managed**...        0.78%        0.04%        0.82%
OCC Accumulation Trust Small Cap
 **................................        0.80%        0.08%        0.88%
OCC Accumulation Trust U.S.
 Government Income**...............        0.40%        0.60%        1.00%

* A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Excluding these reductions, the Total Portfolio Annual Expenses would have been 0.58% for the Equity-Income Portfolio, 0.68% for the Growth Portfolio, and 0.64% for the Asset Manager Portfolio.

** Total Portfolio Annual Expenses are limited by OpCap Advisors so that each of the OCC Accumulation Trust Portfolios' annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management and Advisory Expenses, Other Expenses, and Total Annual Portfolio Expenses would have been: 0.60%, 0.60%, and 1.20% for the U.S. Government Income Portfolio.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period.

                         1 Year 3 Years 5 Years 10 Years
                         ------ ------- ------- --------
Fidelity VIP Money
 Market................. $73.64 $ 94.55 $115.48 $204.60
Fidelity VIP Equity-
 Income................. $76.20 $102.49 $129.12 $233.26
Fidelity VIP Growth..... $77.05 $105.12 $133.63 $242.63
Fidelity VIP II Asset
 Manager................ $76.77 $104.24 $132.13 $239.52
DVIF: Growth and
 Income................. $78.18 $108.61 $139.60 $254.98
DVIF: Quality Bond...... $77.71 $107.16 $137.12 $249.86
T. Rowe Price Equity
 Income................. $78.84 $110.64 $143.07 $262.12
T. Rowe Price New
 America Growth......... $78.84 $110.64 $143.07 $262.12
T. Rowe Price
 International Stock.... $80.73 $116.43 $152.92 $282.20
OCC Accumulation Trust
 Managed................ $78.56 $109.77 $141.59 $259.07
OCC Accumulation Trust
 Small Cap.............. $79.13 $111.51 $144.56 $265.16
OCC Accumulation Trust
 U.S. Government
 Income................. $80.25 $114.99 $150.47 $277.22

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) that you do not surrender your Contract or that you annuitize your Contract at the end of each period.

                         1 Year 3 Years 5 Years 10 Years
                         ------ ------- ------- --------
Fidelity VIP Money
 Market................. $17.69 $54.78  $ 94.27 $204.60
Fidelity VIP Equity-
 Income................. $20.41 $63.03  $108.20 $233.26
Fidelity VIP Growth..... $21.31 $65.77  $112.80 $242.63
Fidelity VIP II Asset
 Manager................ $21.01 $64.86  $111.26 $239.52
DVIF: Growth and
 Income................. $22.52 $69.41  $118.90 $254.98
DVIF: Quality Bond...... $22.01 $67.89  $116.36 $249.86
T. Rowe Price Equity
 Income................. $23.22 $71.52  $122.44 $262.12
T. Rowe Price New
 America Growth......... $23.22 $71.52  $122.44 $262.12
T. Rowe Price
 International Stock.... $25.22 $77.54  $132.49 $282.20
OCC Accumulation Trust
 Managed................ $22.92 $70.62  $120.92 $259.07
OCC Accumulation Trust
 Small Cap.............. $23.52 $72.43  $123.95 $265.16
OCC Accumulation Trust
 U.S. Government
 Income................. $24.72 $76.04  $129.98 $277.22

The Annual Contract Maintenance Fee is reflected in these examples as a percentage of the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. Peoples Benefit will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. Peoples Benefit may deduct Premium Taxes, if any, as it incurs them.

You should not consider these examples to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Peoples Benefit Marquee variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Contract provides a means of investing on a tax-deferred basis in twelve portfolios (the "Portfolios") offered by a number of investment companies and in four guaranteed options available under Peoples Benefit's general account.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans.

About the Contract

The Peoples Benefit Marquee variable annuity is a contract between you, the Contract Owner, and Peoples Benefit, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twelve available Portfolios and the four General Account Guaranteed Options. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 17.)

 . Withdraw up to 10% of your money once a year or pursuant to a series of systematic withdrawals with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 24.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 9.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, money you have allocated to the Portfolios is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the customer order form when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. The latest possible Annuity Date Peoples Benefit will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

 . Life Annuity - Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity - Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity - Available only on a fixed basis. Monthly
   Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed). Any amounts in a Portfolio immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Portfolio.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $5,000 ($2,000 for Texas Contract Owners as specified in the Contract), Peoples Benefit reserves the right to pay that amount to you in a lump sum.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.

3. PURCHASE

Customer Order Form and Issuance of Contracts

To invest in the Peoples Benefit Marquee variable annuity, you should send a completed customer order form and your Initial Purchase Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Contract, Peoples Benefit will also send a Contract acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If Peoples Benefit cannot credit the Initial Purchase Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, Peoples Benefit also offers the Peoples Benefit Marquee as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page x.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $2,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts. Additional Purchase Payments are limited to $10,000 annually after the first Contract Anniversary.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction). Each allocation to a General Account Option must be at least $1,000, except for the Dollar Cost Averaging Fixed Account, which has a minimum of $5,000.

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Depending on the state of issue of your Contract, your Initial Net Purchase Payment may be immediately invested among the Portfolios selected in your customer order form, or it may be invested in the Fidelity VIP Money Market Portfolio until the end of the Right to Cancel Period. See Allocation of Purchase Payments, page 13, for more information.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax.

 As of the date of this Prospectus, the following states assesses a Premium Tax on all initial and subsequent Purchase Payments:

                                     Qualified Non-Qualified
                                     --------- -------------
           South Dakota.............   0.00%       1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                     Qualified Non-Qualified
                                     --------- -------------
           California...............   0.50%       2.35%
           Kentucky.................   2.00        2.00
           Maine....................   0.00        2.00
           Nevada...................   0.00        3.50
           West Virginia............   1.00        1.00
           Wyoming..................   0.00        1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the customer order form what portion of your Purchase Payments you want to be allocated among which Portfolios and which General Account Guaranteed Options. You may allocate your Purchase Payments to one or more Portfolios or to any of the General Account Guaranteed Options. All allocations you make to the Portfolios must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Each allocation to a General Account Option must be at least $1,000, except the Dollar Cost Averaging Fixed Account Option, which has a $5,000 minimum.

If the state of issue of your Contract is Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, New Hampshire, New Jersey, North Carolina, Oklahoma, Oregon, South Carolina, Utah, Virginia, or West Virginia, we will not immediately invest your initial Net Purchase Payment in the Portfolios shown on your customer order form until the Right to Cancel Period has passed. Instead, those amounts will be invested in the Fidelity VIP Money Market Portfolio until the Right to Cancel Period passes, at which time your initial allocation instructions will be followed, except that any accrued earnings will remain in the Fidelity VIP Money Market Portfolio if you selected it as an initial allocation option. If the state of issue of your Contract is any other state, then your initial Net Purchase Payment will be immediately invested in the Portfolios in the percentages specified on your customer order form without waiting for the Right to Cancel Period to pass. In that case, you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.

If you selected the Guaranteed Equity Option as an initial allocation option, no amount of your initial Net Purchase Payments attributable to the Guaranteed Equity Option will be invested in that option until the Right to Cancel Period has passed, no matter what the state of issue of your Contract is. This is because the Guaranteed Equity Option is illiquid for the applicable guarantee period.

If you selected any General Account Guaranteed Option other than the Guaranteed Equity Option, the amount of your initial Net Purchase Payments attributable to those options will be invested immediately into those options without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to or by calling Peoples Benefit. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

For information about Exchanges to and from the General Account Guaranteed Options, see Appendix B.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected and the interest credited to the General Account Guaranteed Options minus -

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 . any Market Value Adjustment or other deduction due to early Exchanges or Withdrawals from the General Account Guaranteed Options

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, Peoples Benefit will credit a certain number of Accumulation Units to your Contract. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Peoples Benefit Marquee variable annuity offers you a means of investing in twelve portfolios offered by six different investment companies (each investment company a "Fund") and four General Account Guaranteed Options. A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus. For information about the General Account Guaranteed Options, see Appendix B.

The general public may invest in the Portfolios only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

Variable Insurance Products Fund
Advised by Fidelity Management & Research Company

The Fund is a diversified, open-end management investment company organized by Fidelity Management & Research Company and registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of several investment portfolios, three of which are available as part of the Peoples Benefit Marquee.

  Fidelity VIP Money Market Portfolio seeks to obtain as high a level of current income, while maintaining a stable $1.00 share price, as is consistent with preserving capital and providing liquidity. It invests only in high-quality U.S. dollar-denominated money market instruments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  Fidelity VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

  Fidelity VIP Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the Portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Variable Insurance Products Fund II
Advised by Fidelity Management & Research Company

The Fund is a diversified, open-end management investment company organized by Fidelity Management & Research Company and registered with the SEC under the 1940 Act. The Fund consists of several investment portfolios, one of which is available as part of the Peoples Benefit Marquee.

  Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term and money market instruments.

Dreyfus Variable Investment Fund
Advised by the Dreyfus Corporation

The Fund is an open-end management investment company organized under the 1940 Act. The Fund consists of thirteen separate investment portfolios, two of which are available under the Peoples Benefit Marquee.

  Dreyfus Variable Investment Fund: Growth and Income Portfolio ("DVIF:
  Growth and Income Portfolio") is non-diversified portfolio, whose goal is long-term capital growth, current income, and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity and debt securities and money market instruments of domestic and foreign issuers.

  Dreyfus Variable Investment Fund: Quality Bond Portfolio ("DVIF: Quality Bond Portfolio") is a diversified portfolio, whose goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests in fixed-income securities and in securities of the U.S. government and its agencies and instrumentalities.

T. Rowe Price Equity Series, Inc.
Advised by T. Rowe Price Associates, Inc.

The Fund is a Maryland corporation organized in 1994 and is registered with the SEC under the 1940 Act as a diversified, open-end management investment company, commonly known as a "mutual fund." The corporation is a series fund and has the authority to issue other series in addition to the T. Rowe Price Equity Income and the T. Rowe Price New America Growth Portfolios, each of which represents a separate series having different objectives and investment policies, and both of which are available as part of the Peoples Benefit Marquee.

  T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. In pursuing its objective, the Portfolio will normally invest in common stocks of well-established companies paying above-average dividends. T. Rowe Price seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

  T. Rowe Price New America Growth Portfolio seeks to provide long-term growth of capital through investments primarily in the common stocks of U.S. growth companies which operate in service industries. In pursuing its objective, the Portfolio will invest in service companies that T. Rowe Price believes are above-average performers in their fields. T. Rowe Price focuses on service companies, which represent more than half of the U.S. economy, because of their growth potential and because they may have advantages over manufacturing companies. The Portfolio may also take advantage of its ability to invest up to 25% of its assets in nonservice growth companies as opportunities occur.

T. Rowe Price International Series, Inc.
Advised by Rowe Price-Fleming International, Inc.

The Fund is a Maryland corporation organized in 1994 and is registered with the SEC under the 1940 Act as a diversified, open-end management company, commonly known as a "mutual fund." The corporation is a series fund and has the authority to issue other series in addition to the T. Rowe Price International Stock Portfolio currently available as part of the Peoples Benefit Marquee.

  T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. In pursuing its objective, the Portfolio will invest substantially all of its assets outside the U.S. and will diversify broadly among developed and emerging countries through out the world. Stock selection reflects a growth style.

OCC Accumulation Trust
Advised by OpCap Advisors, a subsidiary of Oppenheimer Capital

The Fund is a Massachusetts business trust and is registered with the SEC under the 1940 Act as a diversified, open-end management investment company. The Fund currently consists of seven series, three of which are available as part of the Peoples Benefit Marquee. The Fund was formerly known as the Quest for Value Accumulation Trust.

  OCC Accumulation Trust Managed Portfolio seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of the relative outlook for such investments.

  OCC Accumulation Trust Small Cap Portfolio seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations under $1 billion.

  OCC Accumulation Trust U.S. Government Income Portfolio seeks a high level of current income together with the protection of capital. The Portfolio seeks to achieve its investment objective by investing exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the U.S. government, its agencies, or its instrumentalities.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 .  You may make requests for exchanges in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

  For information concerning the exchanges to and from the General Account Guaranteed Options, see Appendix B.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. The General Account Guaranteed Options require a $1,000 minimum at all times. If you do not maintain the minimum balance requirement, Peoples Benefit will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . Peoples Benefit does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Telephone Exchanges

You may establish the telephone exchange privilege on your Contract by completing the appropriate section of the Contract acknowledgment form you will receive with your Contract or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Contract acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Contract number and Social Security number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the Social Security number of the Contract Owner. This information will be verified with the Contract Owner's records prior to processing a transaction, and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Dollar-Cost Averaging Options

Dollar Cost Averaging Money Market Option. If you have at least $5,000 of Accumulated Value in the Fidelity VIP Money Market Portfolio, you can use the Dollar-Cost Averaging Money Market Option to move a specified dollar amount each month from the Fidelity VIP Money Market Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Fidelity VIP Money Market Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . Peoples Benefit will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate Peoples Benefit form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Fidelity VIP Money
   Market Portfolio is equal to or less than the amount you have elected to have transferred, Peoples Benefit will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate Peoples Benefit form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

Dollar Cost Averaging Fixed Account Option. For information about the Dollar Cost Averaging Fixed Account Option, see Appendix B.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Surrender Charge Schedule

No sales load is deducted from Purchase Payments, and during the Accumulation Phase up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment during the first Contract Year) can be withdrawn once per year, or pursuant to a series of Systematic Withdrawals, without a surrender charge (the "Penalty Free Amount"). Additional withdrawals in excess of the Penalty Free Amount are subject to a surrender charge (i.e., a contingent deferred sales load) according to the following schedule on the portion of such withdrawal that consists of Net Purchase Payments:

                                                                     Surrender
             Contract Year                                            Charge
             -------------                                           ---------
                  1                                                      6%
                  2                                                      5%
                  3                                                      4%
                  4                                                      3%
                  5                                                      2%
                  6                                                      1%
                  7                                                      0%

The total surrender charges assessed will not exceed 8.5% of the Purchase Payments under the Contract. Peoples Benefit does not assess a surrender charge upon the death of the Annuitant or after the sixth Contract Year or upon your starting the Income Phase.

Keep in mind that withdrawals may be taxable and, if made before age 59 1/2, may be subject to a 10% penalty tax on earnings withdrawn. For tax purposes, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. See Taxation of Full and Partial Withdrawals, page 21.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.25% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 Peoples Benefit assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

Peoples Benefit assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

Peoples Benefit charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse Peoples Benefit for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Portfolios you have selected. Peoples Benefit will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) may contain a balance of less than $250 or $1,000, respectively, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 22, and DIVERSIFICATION STANDARDS, page 23.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment - only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

Peoples Benefit will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase -

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. However, for tax purposes, withdrawals are taken first from earnings on the Contract and them from the money you invested in the Contract. See Taxation of Full and Partial Withdrawals, page 21.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

 Because you assume the investment risk for amounts allocated to the Portfolios under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).

Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want systematic withdrawals to begin. Peoples Benefit will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for systematic withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Note that the Systematic Withdrawal Option may trigger a surrender charge. See Surrender Charge Schedule, page 19.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 21, and Penalty Taxes on Certain Early Withdrawals, page 22.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Fidelity VIP Money Market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Fidelity VIP Money Market Portfolio. "Yield" refers to the income generated by an investment in Fidelity VIP Money Market over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Fidelity VIP Money Market is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than Fidelity VIP Money Market for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .   a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to Peoples Benefit

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named
Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 29.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract

Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is a stock life insurance company incorporated under the laws of the state of Missouri on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity contracts, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 1998, Peoples Benefit had statutory-basis assets of approximately $12.6 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising, and servicing of individual life insurance and annuity products. Member companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Peoples Benefit Life Insurance Company Separate Account V

Peoples Benefit established the Separate Account as a separate account under the laws of the state of Missouri on February 14, 1992.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Contract are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples

Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has twelve Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the customer order form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Contract Owner may cancel the Contract can be canceled and treated as void from the Contract Date. The period ranges in length from 10 to 30 days (or more in some cases), as specified in your Contract.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Contract Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Year 2000 Readiness Disclosure

In March 1997, Peoples Benefit adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of Peoples Benefit's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as Peoples Benefit continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, Peoples Benefit has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the year 2000 date change.

As of the date of this prospectus, Peoples Benefit has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The actions taken by management under the Plan are intended to significantly reduce Peoples Benefit's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, Peoples Benefit's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

Financial Statements

The audited statutory-basis financial statements of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account which are available for investment by Peoples Benefit Marquee Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain subaccounts of the Separate Account which are available for investment by Peoples Benefit Marquee Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of Peoples Benefit, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of Missouri law pertaining to the validity of the Contract and Peoples Benefit's right to issue the Contract.

       TABLE OF CONTENTS FOR THE PEOPLES BENEFIT MARQUEE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transactions or Balance Requirements.......   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   8
  Non-Standardized One Year Return........................................   9
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  10
  Individualized Computer Generated Illustrations.........................  16
PERFORMANCE COMPARISONS...................................................  16
SAFEKEEPING OF ACCOUNT ASSETS.............................................  18
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  18
PEOPLES BENEFIT...........................................................  19
TAXES.....................................................................  19
STATE REGULATION OF PEOPLES BENEFIT.......................................  19
RECORDS AND REPORTS.......................................................  20
DISTRIBUTION OF THE CONTRACTS.............................................  20
LEGAL PROCEEDINGS.........................................................  20
OTHER INFORMATION.........................................................  20
FINANCIAL STATEMENTS......................................................  20

                                   APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1994 through December 31, 1998)

                          Fidelity VIP Fidelity VIP  Fidelity VIP II                 DVIF:
                             Money        Equity-         Asset      Fidelity VIP  Growth and     DVIF:
                             Market       Income         Manager        Growth       Income    Quality Bond
                          ------------ ------------- --------------- ------------ ------------ ------------
Accumulation unit value
 as of:
 Start Date*............      10.041        10.000        10.000         10.000       10.000      10.000
 12/31/94...............      10.144         9.677         9.604         10.159        9.472       9.910
 12/31/95...............      10.592        12.892        11.076         13.562       14.977      11.769
 12/31/96...............      11.010        14.527        12.516         15.338       17.831      11.966
 12/31/97...............      11.452        18.351        14.891         18.676       20.434      12.911
 12/31/98...............      11.912        20.201        16.895         25.690       22.531      13.431
Number of units
 outstanding as of
 12/31/94...............      81,408        14,705        45,464         21,033        9,468       7,987
 12/31/95...............   1,284,076       487,004       298,894        522,172      302,521     167,901
 12/31/96...............   1,548,218     1,184,506       518,430      1,253,800      909,709     450,012
 12/31/97...............   1,015,530     1,437,452       598,055      1,454,049    1,093,082     494,239
 12/31/98...............   1,125,652     1,338,847       556,486      1,278,743      966,939     633,413
                                                                                                   OCC
                                                                         OCC          OCC      Accumulation
                              TRP           TRP            TRP       Accumulation Accumulation    Trust
                             Equity    International   New America      Trust        Trust      U.S. Gov't
                             Income        Stock         Growth        Managed     Small Cap      Income
                          ------------ ------------- --------------- ------------ ------------ ------------
Accumulation unit value
 as of:
 Start Date*............      10.000        10.000        10.000         10.000       10.000      10.000
 12/31/94...............       9.797         9.518        10.000          9.699       10.166           0
 12/31/95...............      13.020        10.435        14.899         13.921       11.551      11.007
 12/31/96...............      15.348        11.802        17.642         16.852       13.522      11.182
 12/31/97...............      19.502        11.998        21.070         20.322       16.299      11.087
 12/31/98...............      20.976        13.707        24.623         21.468       14.622      12.594
Number of units outstanding as of
 12/31/94...............       3,274        23,019         1,503         19,221       11,734         N/A
 12/31/95...............     162,561       460,990       235,983        426,184      349,767      52,450
 12/31/96...............     470,214     1,270,362       747,969        926,772      648,328     141,598
 12/31/97...............     714,325     1,409,640       831,485      1,207,354      839,642     173,723
 12/31/98...............     718,943     1,134,692       683,188      1,085,492      700,061     256,126

* Date of commencement of operations for Fidelity Money Market was 8/2/94, for Fidelity Equity-Income, Fidelity Growth, DVIF: Quality Bond and T. Rowe Price International was 8/17/94; for DVIF: Growth and Income was 8/31/94; for T. Rowe Price Equity Income was 9/1/94; for Fidelity Asset Manager was 9/14/94; for OCC Accumulation Trust Managed was 11/3/94; for OCC Accumulation Trust Small Cap was 11/4/94; for T. Rowe Price New America Growth was 12/30/94; and for OCC Accumulation Trust U.S. Government Income was 11/18/94. The OCC Accumulation Trust U.S. Government Income Portfolio had activity in 1994 but no Accumulation Units were outstanding at 12/31/94.

                                  APPENDIX B

THE GENERAL ACCOUNT GUARANTEED OPTIONS

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

Note: The following descriptions of the General Account Guaranteed Options apply to Contracts issued on or after May 1, 1999. Contract Holders with Contracts issued before that date should refer to the discussion of the General Account Guaranteed Options in the prospectus which preceded or accompanied their purchase of the Contract.

The General Account contains all of the assets of Peoples Benefit other than those in the separate accounts we establish. Peoples Benefit has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

                The Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate Peoples Benefit credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date you have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over the period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Peoples Benefit form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. Peoples Benefit must receive notice of any change on the appropriate Peoples Benefit form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting Peoples Benefit by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

Peoples Benefit may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to the one-year guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each one-year guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to Peoples Benefit by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. Peoples Benefit currently expects to offer guarantee periods of two to ten years, inclusive, but reserves the right to change such offerings in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                   N  X (B-E)
                                  12

whereN= the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

B= the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

E= the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

    Accumulated Value  =$108,000

            MVA Factor = 48  X (.08-.07) = 4 X .01 = .04
                           12

            Adjustment =$108,000 X .04 = $4,320

                       =$108,000+$4,320 = $112,320 = Net amount of transfer or
                       surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

    Accumulated Value  =$108,000

            MVA Factor = 48  X (.08-.09) = 4 X .01 = .04
                           12

            Adjustment =$108,000 X .04 = $4,320

                       =$108,000-$4,320 = $103,680 = Net amount of transfer or
                       surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate Peoples Benefit declares at the time of renewal. Such election may also be provided in writing to Peoples Benefit before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Fidelity VIP Money Market Portfolio.

                           Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option Peoples Benefit will declare: (a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period; and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period, and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, Peoples Benefit will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                               PR X [(EV/SV)-1]

wherePR =   the Participation Rate;

   EV= the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

   SV= the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Peoples Benefit.)

This option is illiquid for the entire guarantee period and, accordingly, does not permit any Exchanges or reallocations of Accumulated Value to the Subaccounts or other General Account Guaranteed Options or full or partial withdrawals during such guarantee period. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation do not include dividends, if any, paid upon component stocks of the index or reinvestment, if any, or such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option, or renew your participation in this option. Such election must be received by Peoples Benefit no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to the Fidelity VIP Money Market Portfolio. This option may not be available at all times.

               DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Peoples Benefit Life Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Peoples Benefit Life Insurance Company or the GEO. S&P has no obligation to take the needs of Peoples Benefit Life Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of the issuance or sale of the GEO or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PEOPLES BENEFIT LIFE INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                   PEOPLES BENEFIT MARQUEE VARIABLE ANNUITY

                                  Offered by
                    Peoples Benefit Life Insurance Company
                          (A Missouri Stock Company)
                            Administrative Offices
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Peoples Benefit Marquee variable annuity contracts (the "Contracts" and each a "Contract," respectively) offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 1999, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                  May 1, 1999

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
THE CONTRACT...................................................................     1
  Computation of Variable Annuity Income Payments..............................     1
  Exchanges....................................................................     1
  Exceptions to Charges and to Transactions or Balance Requirements............     2
  403(b) Contracts.............................................................     2
GENERAL MATTERS................................................................     4
  Non-Participating............................................................     4
  Misstatement of Age or Sex...................................................     4
  Assignment...................................................................     4
  Annuity Data.................................................................     4
  Annual Statement.............................................................     4
  Incontestability.............................................................     4
  Ownership....................................................................     5
PERFORMANCE INFORMATION........................................................     5
  Money Market Subaccount Yields...............................................     5
  30-Day Yield for Non-Money Market Subaccounts................................     6
  Standardized Average Annual Total Return for Subaccounts.....................     6
ADDITIONAL PERFORMANCE MEASURES................................................     7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return........................................................     7
  Non-Standardized Total Return Year-to-Date...................................     8
  Non-Standardized One Year Return.............................................     9
  Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
   Adjusted Historical Average Annual Total Return.............................    10
  Individualized Computer Generated Illustrations..............................    16
PERFORMANCE COMPARISONS........................................................    16
SAFEKEEPING OF ACCOUNT ASSETS..................................................    18
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS.............................    18
PEOPLES BENEFIT................................................................    19
TAXES..........................................................................    19
STATE REGULATION OF PEOPLES BENEFIT............................................    19
RECORDS AND REPORTS............................................................    20
DISTRIBUTION OF THE CONTRACTS..................................................    20
LEGAL PROCEEDINGS..............................................................    20
OTHER INFORMATION..............................................................    20
FINANCIAL STATEMENTS...........................................................    20

                                 THE CONTRACT


In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

  (a)       the Annuity Unit Value for the immediately preceding Business Day;

  (b)       the Net Investment Factor for the day;

  (c) the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

  (a) any increase or decrease in the value of the Subaccount due to investment results;

  (b) a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by Peoples Benefit;

  (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

Peoples Benefit may reduce any applicable sales loads and reduce administrative charges or other deductions from Purchase Payments in certain situations where Peoples Benefit expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

Peoples Benefit may also reduce any applicable sales loads and reduce administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of Peoples Benefit, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. Peoples Benefit may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.


403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, Peoples Benefit will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fees is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that Peoples Benefit receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first business day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, Peoples Benefit will bill you for any accrued interest. Peoples Benefit will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

Peoples Benefit may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since Peoples Benefit has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by Peoples Benefit.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions does not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Peoples Benefit believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. Peoples Benefit further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.


                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ANNUITY DATA

Peoples Benefit will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to Peoples Benefit.

ANNUAL STATEMENT

Once each Contract Year, Peoples Benefit will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Peoples Benefit form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time Peoples Benefit may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Fidelity VIP Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)


Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: 8/2/94 for the Fidelity VIP Money Market Portfolio; 8/17/94 for the Fidelity VIP Equity-Income, Fidelity VIP Growth, Dreyfus Quality Bond and T. Rowe Price International Portfolios; 8/31/94 for the Dreyfus Growth and Income Portfolio; 9/1/94 for the T. Rowe Price Equity Income Portfolio; 9/14/94 for the Fidelity VIP II Asset Manager Portfolio; 11/3/94 for the OCC Accumulation Trust Managed Portfolio; 11/4/94 for the OCC Accumulation Trust Small Cap Portfolio; 12/31/94 for the T. Rowe Price New America Growth Portfolio; and 11/18/94 for the OCC Accumulation Trust Small Cap Portfolio; 12/30/94 for the T. Rowe Price New America Growth Portfolio; and 11/18/94 for the OCC Accumulation Trust U.S. Government Income Portfolio.

On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Quest for Value Accumulation Trust (now known as the OCC Accumulation Trust) that is included in the Contract (the "New Trust"), at which time the New Trust commenced operations. The total net assets for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios immediately after the transaction were $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and, with respect to the New Trust were $8,129,274 and $51,345,102, for the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios, respectively. For the period prior to September 16, 1994, performance figures for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios reflect the performances of the corresponding Portfolios of the Old Trust.


MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Fidelity VIP Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [((Base Period Return)+1)/365/7/]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)/6/-1]
                                       ---
                                       cd

Where:

  [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;
  [b] equals the expenses accrued for the period (net of reimbursement);
  [c] equals the average daily number of Units outstanding during the period;
      and
  [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                  P(1+T)n=ERV

Where:

(1) [P]    equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]    equals an average annual total return;

(3) [n]    equals the number of years; and

(4) [ERV]  equals the ending redeemable value of a hypothetical $1,000 Purchase
           Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1998.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                                       Since
                                                                    Subaccount
Subaccount                                                 1 Year    Inception
---------------------------------------------------------  -------  -----------
Fidelity VIP Money Market Portfolio......................   -0.71%        3.58%
Fidelity VIP Equity-Income Portfolio.....................    5.09%       17.12%
Fidelity VIP Growth Portfolio............................   31.33%       23.50%
Fidelity VIP II Asset Manager Portfolio..................    8.31%       12.13%
DVIF: Growth and Income Portfolio........................    5.26%       20.05%
DVIF: Quality Bond Portfolio.............................    0.11%        6.50%
T. Rowe Price Equity Income Portfolio....................    2.68%       18.01%
T. Rowe Price New America Growth Portfolio...............   11.57%       21.44%
T. Rowe Price International Stock Portfolio..............    9.07%        6.71%
OCC Accumulation Trust Managed Portfolio.................    0.84%       17.99%
OCC Accumulation Trust Small Cap Portfolio...............  -14.36%        8.25%
OCC Accumulation Trust U.S. Government Income Portfolio..    1.82%        5.30%


                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                                       Since
                                                                    Subaccount
Subaccount                                                 1 Year    Inception
---------------------------------------------------------  -------  -----------
Fidelity VIP Money Market Portfolio......................    4.01%       19.12%
Fidelity VIP Equity-Income Portfolio.....................   10.08%      102.01%
Fidelity VIP Growth Portfolio............................   37.56%      157.54%
Fidelity VIP II Asset Manager Portfolio..................   13.46%       68.95%
DVIF: Growth and Income Portfolio........................   10.26%      125.31%
DVIF: Quality Bond Portfolio.............................    4.63%       34.94%
T. Rowe Price Equity Income Portfolio....................    7.56%      109.76%
T. Rowe Price New America Growth Portfolio...............   16.86%      146.23%
T. Rowe Price International Stock Portfolio..............   14.25%       36.58%
OCC Accumulation Trust Managed Portfolio.................    5.64%      114.68%
OCC Accumulation Trust Small Cap Portfolio...............  -10.29%       46.22%
OCC Accumulation Trust U.S. Government Income Portfolio..    6.66%       25.94%

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                                       Since
                                                                    Subaccount
Subaccount                                                 1 Year    Inception
---------------------------------------------------------  -------  -----------
Fidelity VIP Money Market Portfolio......................    4.01%        5.30%
Fidelity VIP Equity-Income Portfolio.....................   10.08%       12.82%
Fidelity VIP Growth Portfolio............................   37.56%       15.83%
Fidelity VIP II Asset Manager Portfolio..................   13.46%       11.11%
DVIF: Growth and Income Portfolio........................   10.26%       20.30%
DVIF: Quality Bond Portfolio.............................    4.63%        7.55%
T. Rowe Price Equity Income Portfolio....................    7.56%       18.84%
T. Rowe Price New America Growth Portfolio...............   16.86%       20.88%
T. Rowe Price International Stock Portfolio..............   14.25%        8.15%
OCC Accumulation Trust Managed Portfolio.................    5.64%       17.53%
OCC Accumulation Trust Small Cap Portfolio...............  -10.29%       11.40%
OCC Accumulation Trust U.S. Government Income Portfolio..    6.66%        6.09%


NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                     Total Return
                                                       YTD as of
Subaccount                                             12/31/98
----------                                             --------
Fidelity VIP Money Market Portfolio                       4.01%
Fidelity VIP Equity-Income Portfolio                     10.08%
Fidelity VIP Growth Portfolio                            37.56%
Fidelity VIP II Asset Manager Portfolio                  13.46%
DVIF: Growth and Income Portfolio                        10.26%
DVIF: Quality Bond Portfolio                              4.63%
T. Rowe Price Equity Income Portfolio                     7.56%
T. Rowe Price New America Growth Portfolio               16.86%
T. Rowe Price International Stock Portfolio              14.25%
OCC Accumulation Trust Managed Portfolio                  5.64%
OCC Accumulation Trust Small Cap Portfolio              -10.29%
OCC Accumulation Trust U.S. Government Income Portfolio   6.66%

NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                       NON-STANDARDIZED ONE YEAR RETURN


                                               1998     1997    1996    1995    1994    1993    1992
                                              -------  ------  ------  ------  ------  ------  ------

Fidelity VIP Money Market Portfolio.........    4.01%   4.02%   3.94%   4.42%   2.79%   1.78%   2.45%
Fidelity VIP Equity-income Portfolio........   10.08%  26.33%  12.68%  33.22%   5.57%  16.63%  15.25%
Fidelity VIP Growth Portfolio...............   37.56%  21.76%  13.10%  33.49%  -1.42%  17.70%   7.79%
Fidelity VIP II Asset Manager Portfolio.....   13.46%  18.97%  13.00%  15.33%  -7.40%  19.53%  10.15%
DVIF: Growth and Income Portfolio...........   10.26%  14.60%  19.06%  59.65%    N/A     N/A     N/A
DVIF: Quality Bond Portfolio................    4.63%   7.27%   1.68%  18.75%  -5.93%  13.72%  10.52%
T. Rowe Price Equity Income Portfolio.......    7.56%  27.06%  21.05%  32.89%    N/A     N/A     N/A
T. Rowe Price New America
    Growth Portfolio........................   16.86%  19.43%  17.06%  48.99%    N/A     N/A     N/A
T. Rowe Price Int'l Stock Portfolio.........   14.25%   1.66%  13.09%   9.64%    N/A     N/A     N/A
OCC Accumulation Trust Managed Portfolio....    5.64%  20.59%  21.05%  43.53%    N/A     N/A     N/A
OCC Accumulation Trust Small Cap Portfolio..  -10.29%  20.54%  17.06%  13.63%    N/A     N/A     N/A
OCC Accumulation Trust U.S. Gov't
    Income Portfolio........................    6.66%   5.59%   1.59%  10.07%    N/A     N/A     N/A

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

When applicable, the following Funds' inception dates are used in the calculation of non-standardized adjusted historical performance figures:
April 1, 1982 for the Fidelity VIP Money Market Portfolio; October 9, 1986 for the Fidelity VIP Equity-Income Portfolio; October 9, 1986 for the Fidelity VIP Growth Portfolio; September 6, 1989 for the Fidelity VIP II Asset Manager Portfolio; May 2, 1994 for the Dreyfus Growth and Income Portfolio; August 31, 1990 for the Dreyfus Quality Bond Portfolio; March 31, 1994 for the T. Rowe Price Income Portfolio; March 31, 1994 for the T. Rowe Price New America Growth Portfolio; March 31, 1994 for the T. Rowe Price International Stock Portfolio; July 31, 1988 for the OCC Accumulation Trust Managed Portfolio; July 31, 1988 for the OCC Accumulation Trust Small Cap Portfolio; and November 18, 1994 for the OCC Accumulation Trust U.S. Government Income Portfolio.

      ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/98
                      (BASED ON SINGLE INITIAL PURCHASE)

                                                                                 Total Since
                                                                                     Fund
                                                                                  Inception
                                                      1 Year   3 Year   5 Year     Year-End
                                                      -------  -------  -------  ------------
Fidelity VIP Money Market Portfolio.................    4.01%   12.46%   20.73%       137.51%
Fidelity VIP Equity-Income Portfolio................   10.08%   56.69%  120.60%       334.00%
Fidelity VIP Growth Portfolio.......................   37.56%   89.43%  149.31%       497.80%
Fidelity VIP II Asset Manager Portfolio.............   13.46%   52.53%   62.89%       166.93%
DVIF: Growth and Income Portfolio...................   10.26%   50.44%     N/A        136.78%
DVIF: Quality Bond Portfolio........................    4.63%   14.12%   27.51%        83.41%
TRP Equity Income Portfolio.........................    7.56%   61.11%     N/A        127.02%
TRP New America Growth Portfolio....................   16.86%   65.27%     N/A        146.14%
TRP International Stock Portfolio...................   14.25%   31.35%     N/A         45.09%
OCC Accumulation Trust Managed Portfolio............    5.64%   54.21%  123.97%       437.92%
OCC Accumulation Trust Small Cap Portfolio..........  -10.29%   26.58%   40.39%       207.88%
OCC Accumulation Trust U.S. Gov't Income Portfolio..    6.66%   14.41%     N/A         27.53%

  ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)


                                                                                 Total Since
                                                                                     Fund
                                                                                  Inception
                                                      1 Year   3 Year   5 Year     Year-End
                                                      -------  -------  -------  ------------
Fidelity VIP Money Market Portfolio.................    4.01%    3.99%    3.84%         5.30%
Fidelity VIP Equity-Income Portfolio................   10.08%   16.15%   17.14%        12.82%
Fidelity VIP Growth Portfolio.......................   37.56%   23.73%   20.05%        15.83%
Fidelity VIP II Asset Manager Portfolio.............   13.46%   15.11%   10.25%        11.11%
DVIF: Growth and Income Portfolio...................   10.26%   14.58%     N/A         20.30%
DVIF: Quality Bond Portfolio........................    4.63%    4.50%    4.98%         7.55%
TRP Equity Income Portfolio.........................    7.56%   17.23%     N/A         18.84%
TRP New America Growth Portfolio....................   16.86%   18.23%     N/A         20.88%
TRP International Stock Portfolio...................   14.25%    9.52%     N/A          8.15%
OCC Accumulation Trust Managed Portfolio............    5.64%   15.53%   17.50%        17.53%
OCC Accumulation Trust Small Cap Portfolio..........  -10.29%    8.18%    7.02%        11.40%
OCC Accumulation Trust U.S. Gov't Income Portfolio..    6.66%    4.59%     N/A          6.08%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.


                          HYPOTHETICAL ILLUSTRATIONS


                     Fidelity VIP Equity Income Portfolio

              $2,000 Purchase Payment made December 31, 1986            $50,000 Single Purchase Payment Made
                   and Yearly December 31st Thereafter                           December 31, 1986
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/86         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/87         $ 4,000         $ 1,950     -2.51%      -2.51%     $50,000        $ 48,743      -2.51%      -2.51%       -2.51%
12/31/88         $ 6,000         $ 4,779     20.99%      12.46%     $50,000        $ 58,975      20.99%       8.60%       17.95%
12/31/89         $ 8,000         $ 7,843     15.70%      14.00%     $50,000        $ 68,233      15.70%      10.92%       36.47%
12/31/90         $10,000         $ 8,221    -16.48%       1.09%     $50,000        $ 56,991     -16.48%       3.33%       13.98%
12/31/91         $12,000         $13,247     29.60%       9.52%     $50,000        $ 73,860      29.60%       8.12%       47.72%
12/31/92         $14,000         $17,572     15.25%      11.01%     $50,000        $ 85,126      15.25%       9.27%       70.25%
12/31/93         $16,000         $22,828     16.63%      12.25%     $50,000        $ 99,286      16.63%      10.30%       98.57%
12/31/94         $18,000         $26,211      5.57%      10.90%     $50,000        $104,817       5.57%       9.69%      109.63%
12/31/95         $20,000         $37,583     33.22%      14.48%     $50,000        $139,637      33.22%      12.09%      179.27%
12/31/96         $22,000         $44,602     12.68%      14.20%     $50,000        $157,345      12.68%      12.15%      214.69%
12/31/97         $24,000         $58,872     26.33%      15.78%     $50,000        $198,769      26.33%      13.37%      297.54%
12/31/98         $26,000         $67,007     10.08%      15.06%     $50,000        $218,804      10.08%      13.09%      337.61%

                         Fidelity VIP Growth Portfolio

              $2,000 Purchase Payment made December 31, 1986           $50,000 Single Purchase Payment Made
                   and Yearly December 31st Thereafter                           December 31, 1986
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/86         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/87         $ 4,000         $ 2,044      2.21%       2.21%     $50,000        $ 51,104       2.21%       2.21%        2.21%
12/31/88         $ 6,000         $ 4,609     13.96%       9.83%     $50,000        $ 58,240      13.96%       7.93%       16.48%
12/31/89         $ 8,000         $ 8,570     29.67%      18.92%     $50,000        $ 75,519      29.67%      14.73%       51.04%
12/31/90         $10,000         $ 9,199    -12.97%       5.67%     $50,000        $ 65,727     -12.97%       7.08%       31.45%
12/31/91         $12,000         $16,068     43.47%      16.25%     $50,000        $ 94,300      43.47%      13.53%       88.60%
12/31/92         $14,000         $19,475      7.79%      14.02%     $50,000        $101,646       7.79%      12.55%      103.29%
12/31/93         $16,000         $25,276     17.70%      14.82%     $50,000        $119,636      17.70%      13.27%      139.27%
12/31/94         $18,000         $26,889     -1.42%      11.46%     $50,000        $117,937      -1.42%      11.32%      135.87%
12/31/95         $20,000         $38,563     33.49%      14.98%     $50,000        $157,433      33.49%      13.59%      214.87%
12/31/96         $22,000         $45,876     13.10%      14.69%     $50,000        $178,051      13.10%      13.54%      256.10%
12/31/97         $24,000         $58,295     21.76%      15.63%     $50,000        $216,803      21.76%      14.27%      333.61%
12/31/98         $26,000         $82,940     37.56%      18.09%     $50,000        $298,228      37.56%      16.05%      496.46%

                    Fidelity VIP II Asset Manager Portfolio


              $2,000 Purchase Payment made December 31, 1989           $50,000 Single Purchase Payment Made
                    and Yearly December 31st Thereafter                         December 31, 1989
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/89         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/90         $ 4,000         $ 2,105      5.23%       5.23%     $50,000        $ 52,613       5.23%       5.23%        5.23%
12/31/91         $ 6,000         $ 4,960     20.84%      15.23%     $50,000        $ 63,580      20.84%      12.76%       27.16%
12/31/92         $ 8,000         $ 7,666     10.15%      12.76%     $50,000        $ 70,031      10.15%      11.89%       40.06%
12/31/93         $10,000         $11,554     19.53%      15.26%     $50,000        $ 83,709      19.53%      13.75%       67.42%
12/31/94         $12,000         $12,551     -7.40%       7.67%     $50,000        $ 77,511      -7.40%       9.16%       55.02%
12/31/95         $14,000         $16,782     15.33%       9.67%     $50,000        $ 89,396      15.33%      10.17%       78.79%
12/31/96         $16,000         $21,223     13.00%      10.42%     $50,000        $101,016      13.00%      10.57%      102.03%
12/31/97         $18,000         $27,629     18.97%      12.06%     $50,000        $120,182      18.97%      11.59%      140.36%
12/31/98         $20,000         $33,616     13.46%      12.30%     $50,000        $136,353      13.46%      11.79%      172.71%

                      Fidelity VIP Money Market Portfolio

              $2,000 Purchase Payment made December 31, 1983           $50,000 Single Purchase Payment Made
                    and Yearly December 31st Thereafter                         December 31, 1983
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/83         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/84         $ 4,000         $ 2,178      8.88%       8.88%     $50,000        $ 54,442       8.88%       8.88%        8.88%
12/31/85         $ 6,000         $ 4,453      6.60%       7.37%     $50,000        $ 58,033       6.60%       7.73%       16.07%
12/31/86         $ 8,000         $ 6,789      5.21%       6.31%     $50,000        $ 61,055       5.21%       6.88%       22.11%
12/31/87         $10,000         $ 9,224      4.95%       5.78%     $50,000        $ 64,077       4.95%       6.40%       28.15%
12/31/88         $12,000         $11,885      5.89%       5.81%     $50,000        $ 67,849       5.89%       6.30%       35.70%
12/31/89         $14,000         $14,939      7.59%       6.29%     $50,000        $ 73,000       7.59%       6.51%       46.00%
12/31/90         $16,000         $18,045      6.53%       6.35%     $50,000        $ 77,765       6.53%       6.51%       55.53%
12/31/91         $18,000         $20,968      4.60%       5.98%     $50,000        $ 81,346       4.60%       6.27%       62.69%
12/31/92         $20,000         $23,530      2.45%       5.32%     $50,000        $ 83,335       2.45%       5.84%       66.67%
12/31/93         $22,000         $25,985      1.79%       4.71%     $50,000        $ 84,822       1.78%       5.43%       69.64%
12/31/94         $24,000         $28,766      2.79%       4.41%     $50,000        $ 87,189       2.79%       5.19%       74.38%
12/31/95         $26,000         $32,125      4.42%       4.41%     $50,000        $ 91,039       4.42%       5.12%       82.08%
12/31/96         $28,000         $35,469      3.94%       4.35%     $50,000        $ 94,625       3.94%       5.03%       89.25%
12/31/97         $30,000         $38,000      4.02%       4.31%     $50,000        $ 98,432       4.02%       4.96%       96.86%
12/31/98         $32,000         $42,621      4.01%       4.27%     $50,000        $102,383       4.01%       4.89%      104.77%

                         Dreyfus Quality Bond Portfolio


              $2,000 Purchase Payment made December 31, 1989           $50,000 Single Purchase Payment Made
                    and Yearly December 31st Thereafter                         December 31, 1989
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/89         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/90         $ 4,000         $ 2,019      0.97%       0.97%     $50,000         $50,483       0.97%       0.97%        0.97%
12/31/91         $ 6,000         $ 4,523     12.52%       8.47%     $50,000         $56,805      12.52%       6.59%       13.61%
12/31/92         $ 8,000         $ 7,209     10.52%       9.46%     $50,000         $62,781      10.52%       7.88%       25.56%
12/31/93         $10,000         $10,472     13.72%      11.07%     $50,000         $71,392      13.72%       9.31%       42.78%
12/31/94         $12,000         $11,733     -5.93%       5.38%     $50,000         $67,161      -5.93%       6.08%       34.32%
12/31/95         $14,000         $16,308     18.75%       8.83%     $50,000         $79,755      18.75%       8.09%       59.51%
12/31/96         $16,000         $18,615      1.68%       7.13%     $50,000         $81,000       1.68%       7.15%       62.18%
12/31/97         $18,000         $22,113      7.27%       7.16%     $50,000         $86,987       7.27%       7.17%       73.97%
12/31/98         $20,000         $25,231      4.63%       6.69%     $50,000         $91,017       4.63%       6.88%       82.03%

                      Dreyfus Growth and Income Portfolio

              $2,000 Purchase Payment made December 31, 1994           $50,000 Single Purchase Payment Made
                   and Yearly December 31st Thereafter                         December 31, 1994
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/94         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/95         $ 4,000         $ 3,193     59.65%      59.65%     $50,000        $ 79,825      59.65%      59.65%       59.65%
12/31/96         $ 6,000         $ 6,183     19.06%      32.80%     $50,000        $ 95,039      19.06%      37.87%       90.08%
12/31/97         $ 8,000         $ 9,377     14.60%      24.05%     $50,000        $108,910      14.60%      29.63%      117.82%
12/31/98         $10,000         $12,545     10.26%      18.83%     $50,000        $120,088      10.26%      24.49%      140.18%

                     T. Rowe Price Equity Income Portfolio


              $2,000 Purchase Payment made December 31, 1994           $50,000 Single Purchase Payment Made
                    and Yearly December 31st Thereafter                         December 31, 1994
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/94         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/95         $ 4,000         $ 2,658     32.89%      32.89%     $50,000        $ 66,446      32.89%      32.89%       32.89%
12/31/96         $ 6,000         $ 5,491     17.88%      23.07%     $50,000        $ 78,330      17.88%      25.16%       56.66%
12/31/97         $ 8,000         $ 9,518     27.06%      24.92%     $50,000        $ 99,529      27.06%      25.79%       99.06%
12/31/98         $10,000         $12,389      7.56%      18.28%     $50,000        $107,050       7.56%      20.96%      114.10%

                     T. Rowe Price International Portfolio


              $2,000 Purchase Payment made December 31, 1994          $50,000 Single Purchase Payment Made
                    and Yearly December 31st Thereafter                         December 31, 1994
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/94         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/95         $ 4,000         $ 2,193      9.64%       9.64%     $50,000         $54,818       9.64%       9.64%        9.64%
12/31/96         $ 6,000         $ 4,742     13.09%      11.89%     $50,000         $61,995      13.09%      11.35%       23.99%
12/31/97         $ 8,000         $ 6,853      1.66%       6.80%     $50,000         $63,023       1.66%       8.02%       26.05%
12/31/98         $10,000         $10,115     14.25%       9.61%     $50,000         $72,005      14.25%       9.55%       44.01%

                T. Rowe Price New America Growth Fund Portfolio

              $2,000 Purchase Payment made December 31, 1994          $50,000 Single Purchase Payment Made
                     and Yearly December 31st Thereafter                         December 31, 1994
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/94         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/95         $ 4,000         $ 2,980     48.99%      48.99%     $50,000        $ 74,495      48.99%      48.99%       48.99%
12/31/96         $ 6,000         $ 5,954     19.13%      29.63%     $50,000        $ 89,227      19.13%      33.62%       76.42%
12/31/97         $ 8,000         $ 9,431     19.43%      24.39%     $50,000        $105,351      19.43%      28.20%      110.70%
12/31/98         $10,000         $13,359     16.86%      21.60%     $50,000        $123,116      16.86%      25.27%      146.23%

                    OCC Accumulation Trust Managed Portfolio

              $2,000 Purchase Payment made December 31, 1988           $50,000 Single Purchase Payment Made
                    and Yearly December 31st Thereafter                         December 31, 1988
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/88         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/89         $ 4,000         $ 2,504     25.19%      25.19%     $50,000         $62,595      25.19%      25.19%       25.19%
12/31/90         $ 6,000         $ 3,229    -28.32%     -13.46%     $50,000         $44,868     -28.32%      -5.27%      -10.26%
12/31/91         $ 8,000         $ 7,809     49.36%      13.77%     $50,000         $67,015      49.36%      10.26%       34.03%
12/31/92         $10,000         $ 7,861    -19.86%      -0.70%     $50,000         $53,706     -19.86%       1.80%        7.41%
12/31/93         $12,000         $ 9,046     -8.26%      -3.32%     $50,000         $49,270      -8.26%      -0.29%       -1.46%
12/31/94         $14,000         $10,124     -8.35%      -4.84%     $50,000         $45,156      -8.35%      -1.68%       -9.69%
12/31/95         $16,000         $17,402     43.53%      -0.25%     $50,000         $64,814      43.53%       3.78%       29.63%
12/31/96         $18,000         $23,487     21.05%       8.49%     $50,000         $78,459      21.05%       5.79%       56.92%
12/31/97         $20,000         $30,736     20.59%      10.56%     $50,000         $94,618      20.59%       7.34%       89.24%
12/31/98         $22,000         $34,581      5.64%       9.76%     $50,000         $99,951       5.64%       7.17%       99.90%

             OCC Accumulation Trust US Government Income Portfolio


              $2,000 Purchase Payment made December 31, 1994          $50,000 Single Purchase Payment Made
                   and Yearly December 31st Thereafter                         December 31, 1994
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/94         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/95         $ 4,000          $2,201     10.07%      10.07%     $50,000         $55,035      10.07%      10.07%       10.07%
12/31/96         $ 6,000          $4,294      2.21%       4.83%     $50,000         $56,250       2.21%       6.07%       11.82%
12/31/97         $ 8,000          $6,619      5.59%       4.99%     $50,000         $59,036       5.59%       5.69%       18.07%
12/31/98         $10,000          $9,193      6.66%       5.64%     $50,000         $62,968       6.66%       5.93%       25.94%

                   OCC Accumulation Trust Small Cap Portfolio


              $2,000 Purchase Payment made December 31, 1988           $50,000 Single Purchase Payment Made
                    and Yearly December 31st Thereafter                         December 31, 1988
            ---------------------------------------------------  --------------------------------------------------
              Values prior to current                             Values prior to current
              year's purchase payment       Non-Standardized      year's purchase payment       Non-Standardized
            ----------------------------  ---------------------  --------------------------  ----------------------
                                             One      Average                                   One       Average
                                            Year       Annual                                   Year       Annual    Cumulative
             Cumulative    Accumulated      Total      Total     Cumulative   Accumulated      Total       Total     Fund Total
Date          Payment         Value        Return      Return     Payment        Value         Return      Return      Return
----------  ------------  --------------  ---------  ----------  ----------  --------------  ----------  ----------  -----------
12/31/88         $ 2,000             N/A       N/A         N/A      $50,000             N/A        N/A         N/A          N/A
12/31/89         $ 4,000         $ 2,290     14.52%      14.52%     $50,000         $57,259      14.52%      14.52%       14.52%
12/31/90         $ 6,000         $ 3,225    -24.82%     -13.52%     $50,000         $43,047     -24.82%      -7.21%      -13.90%
12/31/91         $ 8,000         $ 8,457     61.85%      18.17%     $50,000         $69,670      61.85%      11.69%       39.35%
12/31/92         $10,000         $ 8,457    -19.13%       2.24%     $50,000         $56,345     -19.13%       3.03%       12.69%
12/31/93         $12,000         $10,143     -3.01%       0.47%     $50,000         $54,650      -3.01%       1.79%        9.30%
12/31/94         $14,000         $ 9,917    -18.33%      -5.42%     $50,000         $44,634     -18.33%      -1.87%       10.74%
12/31/95         $16,000         $13,541     13.63%      -0.42%     $50,000         $50,715      13.63%       0.20%        1.43%
12/31/96         $18,000         $18,192     17.06%       2.85%     $50,000         $59,365      17.06%       2.17%       18.73%
12/31/97         $20,000         $24,339     20.54%       5.98%     $50,000         $71,560      20.54%       4.06%       43.12%
12/31/98         $22,000         $23,629    -10.29%       3.01%     $50,000         $64,197     -10.29%       2.53%       28.39%

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .  quality of underlying investments;

     .  average maturity of underlying investments;

     .  type of instruments in which the Portfolio is invested;

     .  changes in interest rates and market value of underlying investments;

     .  changes in Portfolio expenses; and

     .  the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .  The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's General Account assets. The General Account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON USA, Inc. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                     TAXES

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.


                      STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Peoples Benefit Marquee Contract Owners as of December 31, 1998, and for each of the two years in the period then ended, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Peoples Benefit as of December 31, 1998 and 1997, and for the three years in the period ended December 31, 1998, including the Reports of Independent Auditors' thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of certain subaccounts of the Separate Account which are available for investment by Peoples Benefit Marquee Contract Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             FINANCIAL STATEMENTS

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT V - MARQUEE
                               VARIABLE ANNUITY

                         YEAR ENDED DECEMBER 31, 1998
                      WITH REPORT OF INDEPENDENT AUDITORS

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                             Financial Statements


                         Year ended December 31, 1998



                                   CONTENTS

Report of Independent Auditors..............................................   1

Financial Statements

Balance Sheet...............................................................   2
Statement of Operations.....................................................   6
Statements of Changes in Contract Owners' Equity............................  10
Notes to Financial Statements...............................................  15

                        Report of Independent Auditors


The Board of Directors and Contract Owners of the
Marquee Variable Annuity,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheet of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (formerly the Providian Life and Health Insurance Company Separate Account V), which are available for investment by the Marquee Variable Annuity contract owners, as of December 31, 1998, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V, which are available for investment by the Marquee Variable Annuity contract owners, at December 31, 1998 and the results of their operations for the year then ended and changes in their contract owners' equity for each of the two years then ended in conformity with generally accepted accounting principles.

/s/ Ernst & Young

Des Moines, Iowa
January 29, 1999

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                                 Balance Sheet

                               December 31, 1998

                                                                                   FIDELITY
                                                                                  VIP MONEY
                                                                                    MARKET
                                                                  TOTAL           SUBACCOUNT
                                                            ----------------------------------
ASSETS
Cash                                                         $        153         $        12
Investments in mutual funds, at current market value:
  Variable Insurance Products Fund I and II:
   Fidelity VIP Money Market Portfolio                         14,017,713          14,017,713
   Fidelity VIP Equity-Income Portfolio                        28,278,482                   -
   Fidelity VIP Growth Portfolio                               33,700,924                   -
   Fidelity VIP II Asset Manager Portfolio                      9,698,095                   -
  Dreyfus Variable Investment Fund:
   Growth and Income Portfolio                                 22,797,812                   -
   Quality Bond Portfolio                                       8,672,455                   -
  T. Rowe Price Equity Series, Inc.:
   Equity Income Portfolio                                     15,798,743                   -
   New America Growth Portfolio                                17,391,601                   -
  T. Rowe Price International Series, Inc.:
   International Stock Portfolio                               16,202,335                   -
  OCC Accumulation Trust:
   Managed Portfolio                                           24,230,549                   -
   Small Cap Portfolio                                         10,792,489                   -
   U. S. Government Income Portfolio                            3,281,586                   -
                                                           -----------------------------------
Total investments in mutual funds                             204,862,784          14,017,713
                                                           -----------------------------------
Total assets                                                 $204,862,937         $14,017,725
                                                           ===================================

LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
  Contract terminations payable                              $      4,043         $         -
                                                           -----------------------------------
Total liabilities                                                   4,043                   -

Contract owners' equity:
  Deferred annuity contracts terminable by owners             204,858,894          14,017,725
                                                           -----------------------------------
Total liabilities and contract owners' equity                $204,862,937         $14,017,725
                                                           ===================================

  FIDELITY VIP       FIDELITY VIP       FIDELITY VIP II      GROWTH AND
 EQUITY-INCOME          GROWTH           ASSET MANAGER         INCOME        QUALITY BOND
  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------
 $         -         $         -          $        -         $        53      $        -

           -                   -                   -                   -               -
  28,278,482                   -                   -                   -               -
           -          33,700,924                   -                   -               -
           -                   -           9,698,095                   -               -

           -                   -                   -          22,797,812               -
           -                   -                   -                   -       8,672,455

           -                   -                   -                   -               -
           -                   -                   -                   -               -

           -                   -                   -                   -               -

           -                   -                   -                   -               -
           -                   -                   -                   -               -
           -                   -                   -                   -               -
-------------------------------------------------------------------------------------------
  28,278,482          33,700,924           9,698,095          22,797,812       8,672,455
-------------------------------------------------------------------------------------------
 $28,278,482         $33,700,924          $9,698,095         $22,797,865      $8,672,455
===========================================================================================

 $     1,363         $       126          $    1,372  $                -      $      113
-------------------------------------------------------------------------------------------
       1,363                 126               1,372                   -             113


  28,277,119          33,700,798           9,696,723          22,797,865       8,672,342
-------------------------------------------------------------------------------------------
 $28,278,482         $33,700,924          $9,698,095         $22,797,865      $8,672,455
===========================================================================================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                           Balance Sheet (continued)

                                                                          EQUITY INCOME
                                                                            SUBACCOUNT
                                                                         ----------------
ASSETS
Cash                                                                        $        70
Investments in mutual funds, at current market value:
  Variable Insurance Products Fund I and II:
   Fidelity VIP Money Market Portfolio                                                -
   Fidelity VIP Equity-Income Portfolio                                               -
   Fidelity VIP Growth Portfolio                                                      -
   Fidelity VIP II Asset Manager Portfolio                                            -
  Dreyfus Variable Investment Fund:
   Growth and Income Portfolio                                                        -
   Quality Bond Portfolio                                                             -
  T. Rowe Price Equity Series, Inc.:
   Equity Income Portfolio                                                   15,798,743
   New America Growth Portfolio                                                       -
  T. Rowe Price International Series, Inc.:
   International Stock Portfolio                                                      -
  OCC Accumulation Trust:
   Managed Portfolio                                                                  -
   Small Cap Portfolio                                                                -
   U. S. Government Income Portfolio                                                  -
                                                                         ----------------
Total investments in mutual funds                                            15,798,743
                                                                         ----------------
Total assets                                                                $15,798,813
                                                                         ================

LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
  Contract terminations payable                                             $         -
                                                                         ----------------
Total liabilities                                                                     -

Contract owners' equity:
  Deferred annuity contracts terminable by owners                            15,798,813
                                                                         ----------------
Total liabilities and contract owners' equity                               $15,798,813
                                                                         ================

See accompanying notes.

                                                                          U. S.
  NEW AMERICA       INTERNATIONAL                                      GOVERNMENT
    GROWTH             STOCK           MANAGED        SMALL CAP          INCOME
  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------
 $         -         $        18      $         -     $         -      $        -

           -                   -                -               -               -
           -                   -                -               -               -
           -                   -                -               -               -
           -                   -                -               -               -

           -                   -                -               -               -
           -                   -                -               -               -

           -                   -                -               -               -
  17,391,601                   -                -               -               -

           -          16,202,335                -               -               -

           -                   -       24,230,549
           -                   -                -      10,792,489               -
           -                   -                -               -       3,281,586
-----------------------------------------------------------------------------------
  17,391,601          16,202,335       24,230,549      10,792,489       3,281,586
-----------------------------------------------------------------------------------
 $17,391,601         $16,202,353      $24,230,549     $10,792,489      $3,281,586
===================================================================================


 $       491         $         -      $        37     $       343      $      198
-----------------------------------------------------------------------------------
         491                   -               37             343             198


  17,391,110          16,202,353       24,230,512      10,792,146       3,281,388
-----------------------------------------------------------------------------------
 $17,391,601         $16,202,353      $24,230,549     $10,792,489      $3,281,586
===================================================================================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                            Statement of Operations

                         Year ended December 31, 1998

                                                                             FIDELITY
                                                                             VIP MONEY
                                                                              MARKET
                                                                TOTAL       SUBACCOUNT
                                                            ----------------------------
NET INVESTMENT INCOME
Income:
  Dividends                                                   $11,858,847   $   702,552
Expenses:
  Administration fee                                               83,510         3,830
  Mortality and expense risk charge                             2,810,389       181,009
                                                            ----------------------------
Net investment income                                           8,964,948       517,713

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) FROM
INVESTMENTS
Net realized capital gain from sales of investments:
 Proceeds from sales                                           68,246,581    17,981,842
 Cost of investments sold                                      60,727,405    17,981,842
                                                            ----------------------------
Net realized capital gain from sales of investments             7,519,176             -

Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period                                       29,782,175             -
 End of the period                                             35,766,501             -
                                                            ----------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                    5,984,326             -
                                                            ----------------------------
Net realized and unrealized capital gain (loss) from
 investments                                                   13,503,502             -
                                                            ----------------------------
Increase (decrease) from operations                           $22,468,450   $   517,713
                                                            ============================

See accompanying notes.

  FIDELITY VIP
    EQUITY-         FIDELITY VIP      FIDELITY VIP II      GROWTH AND
    INCOME             GROWTH           ASSET MANAGER         INCOME        QUALITY BOND
  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------
  $1,759,481         $ 3,855,950         $1,161,588         $  661,149       $  572,687

      11,979              11,195              3,778             12,063            3,041
     388,375             418,028            130,281            320,518          104,733
------------------------------------------------------------------------------------------
   1,359,127           3,426,727          1,027,529            328,568          464,913


   7,249,730           7,729,434          1,756,074          6,513,948        1,784,317
   6,133,467           6,331,830          1,665,668          6,046,402        1,745,048
------------------------------------------------------------------------------------------
   1,116,263           1,397,604             90,406            467,546           39,269


   5,243,591           5,451,176          1,258,351          1,128,602          163,629
   5,373,984          10,265,423          1,305,450          2,597,934          (51,289)
------------------------------------------------------------------------------------------

     130,393           4,814,247             47,099          1,469,332         (214,918)
------------------------------------------------------------------------------------------

   1,246,656           6,211,851            137,505          1,936,878         (175,649)
------------------------------------------------------------------------------------------
  $2,605,783         $ 9,638,578         $1,165,034         $2,265,446       $  289,264
==========================================================================================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                      Statement of Operations (continued)

                                                                               EQUITY
                                                                               INCOME
                                                                             SUBACCOUNT
                                                                           --------------
NET INVESTMENT INCOME
Income:
  Dividends                                                                  $  806,615
Expenses:
  Administration fee                                                              6,088
  Mortality and expense risk charge                                             214,683
                                                                           --------------
Net investment income                                                           585,844

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) FROM INVESTMENTS
Net realized capital gain from sales of investments:
  Proceeds from sales                                                         3,655,875
  Cost of investments sold                                                    2,953,958
                                                                           --------------
Net realized capital gain from sales of investments                             701,917

Net change in unrealized appreciation/depreciation of investments:
  Beginning of the period                                                     2,819,124
  End of the period                                                           2,657,775
                                                                           --------------
Net change in unrealized appreciation/depreciation of investments              (161,349)
                                                                           --------------
Net realized and unrealized capital gain (loss) from investments                540,568
                                                                           --------------
Increase (decrease) from operations                                          $1,126,412
                                                                           ==============

See accompanying notes.

                                                                            U. S.
  NEW AMERICA       INTERNATIONAL                                         GOVERNMENT
    GROWTH             STOCK           MANAGED        SMALL CAP             INCOME
  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
--------------------------------------------------------------------------------------
   $  347,754        $  255,470       $1,004,327      $   564,739         $166,535

        7,352             7,138           11,263            5,131              652
      243,669           236,784          361,701          177,160           33,448
--------------------------------------------------------------------------------------
       96,733            11,548          631,363          382,448          132,435


    5,051,119         5,110,391        6,495,709        4,409,893          508,249
    3,754,781         4,405,757        5,178,811        4,036,728          493,113
--------------------------------------------------------------------------------------
    1,296,338           704,634        1,316,898          373,165           15,136


    4,224,036         1,230,719        5,493,807        2,739,617           29,523
    5,468,223         2,713,219        4,861,157          536,017           38,608
--------------------------------------------------------------------------------------
    1,244,187         1,482,500         (632,650)      (2,203,600)           9,085
--------------------------------------------------------------------------------------
    2,540,525         2,187,134          684,248       (1,830,435)          24,221
--------------------------------------------------------------------------------------
   $2,637,258        $2,198,682       $1,315,611      $(1,447,987)        $156,656
======================================================================================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

               Statements of Changes in Contract Owners' Equity

                    Years ended December 31, 1998 and 1997

                                                                                                    FIDELITY VIP
                                                                   TOTAL                       MONEY MARKET SUBACCOUNT
                                                      --------------------------------     -------------------------------
                                                           1998              1997               1998             1997
                                                      --------------------------------     -------------------------------
Operations:
 Net investment income (loss)                          $  8,964,948       $  6,595,177      $   517,713       $   529,250
 Net realized capital gain                                7,519,176          2,942,730                -                 -
 Net change in unrealized appreciation/
 depreciation of investments                              5,984,326         17,742,256                -                 -
                                                      --------------------------------     ------------------------------
Increase (decrease) from operations                      22,468,450         27,280,163          517,713           529,250

Contract transactions:
 Net contract purchase payments                          17,502,992         33,932,081        8,505,749         4,440,198
 Transfer payments from (to) other subaccounts
  or general account                                     (4,163,482)            43,791       (2,831,329)       (9,168,279)
 Contract terminations, withdrawals and other
  deductions                                            (29,589,672)       (11,475,665)      (4,315,475)       (1,880,823)
                                                      --------------------------------     ------------------------------
Increase (decrease) from contract transactions          (16,250,162)        22,500,207        1,358,945        (6,608,904)
                                                      --------------------------------     ------------------------------
Net increase (decrease) in contract owners'
 equity                                                   6,218,288         49,780,370        1,876,658        (6,079,654)

Contract owners' equity:
 Beginning of the period                                198,640,606        148,860,236       12,141,067        18,220,721
                                                      --------------------------------     ------------------------------
 End of the period                                     $204,858,894       $198,640,606      $14,017,725       $12,141,067
                                                      ================================     ==============================

See accompanying notes.

       FIDELITY VIP                FIDELITY VIP GROWTH            FIDELITY VIP II ASSET           GROWTH AND INCOME
  EQUITY-INCOME SUBACCOUNT             SUBACCOUNT                  MANAGER SUBACCOUNT                 SUBACCOUNT

----------------------------   ----------------------------   -----------------------------   --------------------------
    1998          1997             1998           1997             1998        1997               1998          1997
----------------------------   ----------------------------   -----------------------------   --------------------------
 $ 1,359,127    $ 1,600,921     $ 3,426,727    $   413,989     $1,027,529    $  701,777        $   328,568   $ 1,627,746
   1,116,263        364,714       1,397,604        321,195         90,406        65,362            467,546       196,004

     130,393      3,282,840       4,814,247      3,948,877         47,099       564,700          1,469,332     1,051,272
----------------------------   ----------------------------   -----------------------------   --------------------------
   2,605,783      5,248,475       9,638,578      4,684,061      1,165,034     1,331,839          2,265,446     2,875,022


   1,818,880      4,129,515       1,340,912      4,082,709        378,953     1,132,267            813,885     3,748,081

     441,333      1,438,872        (886,136)       588,121       (213,276)      300,557           (627,108)    1,032,543

  (3,975,823)    (1,370,409)     (4,188,738)    (1,282,342)      (754,935)     (307,316)        (3,190,244)   (1,218,963)
----------------------------   ----------------------------   -----------------------------   --------------------------
  (1,715,610)     4,197,978      (3,733,962)     3,388,488       (589,258)    1,125,508         (3,003,467)    3,561,661
----------------------------   ----------------------------   -----------------------------   --------------------------

     890,173      9,446,453       5,904,616      8,072,549        575,776     2,457,347           (738,021)    6,436,683


  27,386,946     17,940,493      27,796,182     19,723,633      9,120,947     6,663,600         23,535,886    17,099,203
----------------------------   ----------------------------   -----------------------------   --------------------------
 $28,277,119    $27,386,946     $33,700,798    $27,796,182     $9,696,723    $9,120,947        $22,797,865   $23,535,886
============================   ============================   =============================   ==========================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                         QUALITY BOND SUBACCOUNT        EQUITY INCOME SUBACCOUNT
                                                       ---------------------------    ----------------------------
                                                          1998           1997            1998           1997
                                                       ---------------------------    ----------------------------
Operations:
 Net investment income (loss)                           $  464,913    $  359,054       $   585,844    $   557,956
 Net realized capital gain                                  39,269        12,093           701,917        220,130
 Net change in unrealized appreciation/
   depreciation of investments                            (214,918)      116,913          (161,349)     1,892,105
                                                       ---------------------------    ----------------------------
Increase (decrease) from operations                        289,264       488,060         1,126,412      2,670,191

Contract transactions:
 Net contract purchase payments                            468,330     1,136,459           842,349      2,999,769
 Transfer payments from (to) other subaccounts
   or general account                                    2,030,574        (9,597)          844,703      1,714,653
 Contract terminations, withdrawals and other
   deductions                                             (705,325)     (518,455)       (1,547,521)      (449,026)
                                                       ---------------------------    ----------------------------
Increase (decrease) from contract transactions           1,793,579       608,407           139,531      4,265,396
                                                       ---------------------------    ----------------------------
Net increase (decrease) in contract owners' equity       2,082,843     1,096,467         1,265,943      6,935,587

Contract owners' equity:
 Beginning of the period                                 6,589,499     5,493,032        14,532,870      7,597,283
                                                       ---------------------------    ----------------------------
 End of the period                                      $8,672,342    $6,589,499       $15,798,813    $14,532,870
                                                       ===========================    ============================

See accompanying notes.

    NEW AMERICA GROWTH             INTERNATIONAL STOCK
       SUBACCOUNT                      SUBACCOUNT                   MANAGED SUBACCOUNT           SMALL CAP SUBACCOUNT
---------------------------    -----------------------------    ---------------------------   --------------------------
     1998          1997              1998           1997            1998          1997            1998          1997
---------------------------    -----------------------------    ---------------------------   --------------------------
 $    96,733  $  (190,310)       $    11,548   $   141,309      $   631,363   $   478,314     $   382,448   $   295,708
   1,296,338      576,555            704,634       254,236        1,316,898       603,725         373,165       329,147

   1,244,187    2,647,777          1,482,500      (171,867)        (632,650)    2,844,038      (2,203,600)    1,538,278
---------------------------    -----------------------------    ---------------------------   --------------------------
   2,637,258    3,034,022          2,198,682       223,678        1,315,611     3,926,077      (1,447,987)    2,163,133


     371,250    2,155,478            345,832     2,499,219        1,980,560     5,370,560         519,147     2,111,272

  (1,047,711)     528,375         (1,466,210)      471,062         (305,121)    1,302,872      (1,092,585)    1,531,265

  (2,612,725)  (1,271,212)        (2,472,050)   (1,083,857)      (4,086,676)   (1,516,771)     (1,651,904)     (505,908)
---------------------------    -----------------------------    ---------------------------   --------------------------
  (3,289,186)   1,412,641         (3,592,428)    1,886,424       (2,411,237)    5,156,661      (2,225,342)    3,136,629
---------------------------    -----------------------------    ---------------------------   --------------------------
    (651,928)   4,446,663         (1,393,746)    2,110,102       (1,095,626)    9,082,738      (3,673,329)    5,299,762


  18,043,038   13,596,375         17,596,099    15,485,997       25,326,138    16,243,400      14,465,475     9,165,713
---------------------------    -----------------------------    ---------------------------   --------------------------
 $17,391,110  $18,043,038        $16,202,353   $17,596,099      $24,230,512   $25,326,138     $10,792,146   $14,465,475
===========================    =============================    ===========================   ==========================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                                                            U. S. GOVERNMENT INCOME
                                                                                                   SUBACCOUNT
                                                                                        ---------------------------------
                                                                                             1998              1997
                                                                                        ---------------------------------
Operations:
 Net investment income (loss)                                                             $  132,435         $   79,463
 Net realized capital gain                                                                    15,136               (431)
 Net change in unrealized appreciation/depreciation of investments                             9,085             27,323
                                                                                        -------------------------------
Increase (decrease) from operations                                                          156,656            106,355

Contract transactions:
 Net contract purchase payments                                                              117,145            126,554
 Transfer payments from (to) other subaccounts or general account                            989,384            313,347
 Contract terminations, withdrawals and other deductions                                     (88,256)           (70,583)
                                                                                        -------------------------------
Increase (decrease) from contract transactions                                             1,018,273            369,318
                                                                                        -------------------------------
Net increase (decrease) in contract owners' equity                                         1,174,929            475,673

Contract owners' equity:
 Beginning of the period                                                                   2,106,459          1,630,786
                                                                                        -------------------------------
 End of the period                                                                        $3,281,388         $2,106,459
                                                                                        ===============================

See accompanying notes.

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                         Notes to Financial Statements

                               December 31, 1998


1.   ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account"), formerly Providian Life and Health Insurance Company Separate Account V, is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-nine investment subaccounts, four of which are invested in specified portfolios of the Variable Insurance Products Fund I and II, three of which are invested in specified portfolios of the OCC Accumulation Trust, two of which are invested in specified portfolios of the Dreyfus Variable Investment Fund, two of which are invested in specified portfolios of the T. Rowe Price Equity Series, Inc., and one of which is invested in the T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twelve subaccounts is available to contract owners of the Marquee Variable Annuity. Activity in the Variable Insurance Products Money Market Portfolio and the Variable Insurance Products Fund II Asset Manager Portfolio are also available for investment by contract owners of the Personal Manager Variable Annuity, also issued by PBL. Activity in the International Stock Portfolio of the T. Rowe Price International Series, Inc. is also available for investment by contract owners of the Advisor's Edge Variable Annuity and Advisor's Edge Select Variable Annuity, also issued by PBL. The remaining thirty-seven subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, PGA Retirement Annuity, Advisor's Edge Variable Annuity, Advisor's Edge Select Variable Annuity, and Personal Manager Variable Annuity, also issued by PBL.

Prior to October 1, 1998, the Mutual Fund Account was an investment account of Providian Life and Health Insurance Company ("PLH"). Effective October 1, 1998, PLH changed its name to PBL.

Prior to June 10, 1997, PLH was an indirect, wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly-owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly-owned subsidiary of AEGON N.V.

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)



1.   ACCOUNTING POLICIES (CONTINUED)

Effective April 30, 1998, PBL terminated sales of the "A" unit contracts of the Marquee Variable Annuity. Only additional premiums allowable on existing contracts will be accepted after that date.

INVESTMENTS

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 1998.

Prior to July 17, 1998, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of July 17, 1998 as the opening cost for purposes of the first-in, first-out basis. This change has no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statement of Operations.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

DIVIDEND INCOME

Dividends received from the mutual fund investments are reinvested to purchase additional mutual fund shares.

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)


2.   INVESTMENTS

A summary of the mutual fund investments at December 31, 1998 follows:

                                              NUMBER OF        NET ASSET           MARKET
                                             SHARES HELD    VALUE PER SHARE         VALUE           COST
                                         ---------------------------------------------------------------------
Variable Insurance Products Fund I
 and II:
 Fidelity VIP Money Market
   Portfolio                                14,017,712.520      $ 1.00          $ 14,017,713     $ 14,017,713
 Fidelity VIP Equity-Income
   Portfolio                                 1,112,450.127       25.42            28,278,482       22,904,498
 Fidelity VIP Growth Portfolio                 751,079.200       44.87            33,700,924       23,435,501
 Fidelity VIP II Asset Manager
   Portfolio                                   534,036.051       18.16             9,698,095        8,392,645

Dreyfus Variable Investment Fund:
  Growth and Income Portfolio                1,007,415.482       22.63            22,797,812       20,199,878
  Quality Bond Portfolio                       754,126.485       11.50             8,672,455        8,723,744
T. Rowe Price Equity Series, Inc.:
  Equity Income Portfolio                      820,713.984       19.25            15,798,743       13,140,968
  New America Growth Portfolio                 702,974.976       24.74            17,391,601       11,923,378
T. Rowe Price International Series, Inc.:
  International Stock Portfolio              1,115,863.276       14.52            16,202,335       13,489,116
OCC Accumulation Trust:
  Managed Portfolio                            553,967.738       43.74            24,230,549       19,369,392
  Small Cap Portfolio                          467,207.308       23.10            10,792,489       10,256,472
  U. S. Government Income Portfolio            307,841.118       10.66             3,281,586        3,242,978
                                                                            ----------------------------------
                                                                                $204,862,784     $169,096,283
                                                                            ==================================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)


2.   INVESTMENTS (CONTINUED)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                    YEAR ENDED DECEMBER 31
                                                        1998                                     1997
                                            ------------------------------         ------------------------------
                                               PURCHASES         SALES                PURCHASES         SALES
                                            ------------------------------         ------------------------------
Variable Insurance Products Fund I
 and II:
 Fidelity VIP Money Market
   Portfolio                                  $19,858,488     $17,981,842            $13,551,708     $19,300,395
 Fidelity VIP Equity-Income
   Portfolio                                    6,894,610       7,249,730              8,532,425       2,733,526
 Fidelity VIP Growth Portfolio                  7,422,325       7,729,434              7,394,160       3,591,683
 Fidelity VIP II Asset Manager Portfolio        2,195,717       1,756,074              2,669,145         841,860
Dreyfus Variable Investment Fund:
  Growth and Income Portfolio                   3,838,996       6,513,948              8,213,896       3,024,490
  Quality Bond Portfolio                        4,042,911       1,784,317              2,716,853       1,749,381
T. Rowe Price Equity Series, Inc.:
  Equity Income Portfolio                       4,381,180       3,655,875              6,026,485       1,203,133
  New America Growth Portfolio                  1,859,157       5,051,119              4,491,185       3,268,854
T. Rowe Price International Series, Inc.:
  International Stock Portfolio                 1,529,493       5,110,391              4,802,433       2,774,700
OCC Accumulation Trust:
  Managed Portfolio                             4,715,872       6,495,709              8,901,954       3,266,979
  Small Cap Portfolio                           2,567,342       4,409,893              5,688,636       2,256,299
  U. S. Government Income Portfolio             1,659,174         508,249                709,024         260,262
                                            ------------------------------         ------------------------------
                                              $60,965,265     $68,246,581            $73,697,904     $44,271,562
                                            ==============================         ==============================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)


3.   CONTRACT OWNERS' EQUITY

A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:

                                                                  A UNIT CONTRACTS
                                             ---------------------------------------------------------
                                                ACCUMULATION        ACCUMULATION       TOTAL CONTRACT
                   SUBACCOUNT                   UNITS OWNED          UNIT VALUE            VALUE
------------------------------------------------------------------------------------------------------
  Fidelity VIP Money Market                       49,858.809         $12.211060          $  608,829
  Fidelity VIP Equity-Income                      58,545.651          21.035549           1,231,540
  Fidelity VIP Growth                             30,755.012          27.638599             850,025
  Fidelity VIP II Asset Manager                   16,815.106          17.552312             295,144
  Growth and Income                               42,532.046          23.795353           1,012,065
  Quality Bond                                    11,702.245          14.118744             165,221
  Equity Income                                   32,762.010          21.930687             718,493
  New America Growth                              22,954.059          24.781268             568,831
  International Stock                             45,476.282          14.268049             648,858
  Managed                                         41,520.084          22.330075             927,147
  Small Cap                                       36,866.539          15.075500             555,782
  U. S. Government Income                          4,525.920          12.342712              55,862
                                                                                       -------------
                                                                                         $7,637,797
                                                                                       =============

                                                                  B UNIT CONTRACTS
                                             ---------------------------------------------------------
                                                ACCUMULATION        ACCUMULATION       TOTAL CONTRACT
                   SUBACCOUNT                   UNITS OWNED          UNIT VALUE            VALUE
------------------------------------------------------------------------------------------------------
  Fidelity VIP Money Market                    1,125,652.265         $11.912112         $ 13,408,896
  Fidelity VIP Equity-Income                   1,338,846.818          20.200652           27,045,579
  Fidelity VIP Growth                          1,278,742.692          25.689901           32,850,773
  Fidelity VIP II Asset Manager                  556,485.737          16.894555            9,401,579
  Growth and Income                              966,939.246          22.530681           21,785,800
  Quality Bond                                   633,412.731          13.430612            8,507,121
  Equity Income                                  718,942.620          20.975693           15,080,320
  New America Growth                             683,188.251          24.623197           16,822,279
  International Stock                          1,134,691.826          13.707242           15,553,495
  Managed                                      1,085,491.800          21.468025           23,303,365
  Small Cap                                      700,061.421          14.622094           10,236,364
  U. S. Government Income                        256,125.857          12.593520            3,225,526
                                                                                      ---------------
                                                                                        $197,221,097
                                                                                      ===============

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)


3.   CONTRACT OWNERS' EQUITY (CONTINUED)

At December 31, 1998, contract owners' equity was comprised of:

                                                             FIDELITY VIP     FIDELITY VIP        FIDELITY
                                                                MONEY           EQUITY-             VIP
                                                                MARKET          INCOME             GROWTH
                                               TOTAL          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                          -------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                              $169,092,393     $14,017,725      $22,903,135       $23,435,375
Adjustment for appreciation
 (depreciation) to market value               35,766,501               -        5,373,984        10,265,423
                                          -------------------------------------------------------------------
Total contract owners' equity               $204,858,894     $14,017,725      $28,277,119       $33,700,798
                                          ===================================================================

                                                            FIDELITY
                                                          VIP II ASSET       GROWTH AND         QUALITY
                                                            MANAGER            INCOME             BOND
                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                        --------------------------------------------------
Unit transactions, accumulated net investment
 income and realized capital gains                        $8,391,273       $20,199,931        $8,723,631
Adjustment for appreciation (depreciation) to
 market value                                              1,305,450         2,597,934           (51,289)
                                                        --------------------------------------------------
Total contract owners' equity                             $9,696,723       $22,797,865        $8,672,342
                                                        ==================================================

                                                                              NEW
                                                           EQUITY           AMERICA        INTERNATIONAL
                                                           INCOME            GROWTH            STOCK
                                                         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                       -------------------------------------------------
Unit transactions, accumulated net investment
 income and realized capital gains                      $13,141,038       $11,922,887       $13,489,134
Adjustment for appreciation (depreciation) to
 market value                                             2,657,775         5,468,223         2,713,219
                                                       -------------------------------------------------
Total contract owners' equity                           $15,798,813       $17,391,110       $16,202,353
                                                       =================================================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)


3.   CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                              U. S.
                                                                                           GOVERNMENT
                                                      MANAGED            SMALL CAP           INCOME
                                                     SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                   ----------------------------------------------------
Unit transactions, accumulated net investment
 income and realized capital gains                  $19,369,355         $10,256,129         $3,242,780
Adjustment for appreciation (depreciation) to
 market value                                         4,861,157             536,017             38,608
                                                   ----------------------------------------------------
Total contract owners' equity                       $24,230,512         $10,792,146         $3,281,388
                                                   ====================================================

A summary of changes in contract owners' account units follows:

                                                                  FIDELITY                          FIDELITY
                                                 FIDELITY           VIP            FIDELITY          VIP II
                                                 VIP MONEY         EQUITY-            VIP             ASSET
                                                  MARKET           INCOME            GROWTH          MANAGER
                                                 SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                               -----------------------------------------------------------------
Units outstanding at January 1, 1997             1,653,633        1,233,596        1,284,052          532,040
Units purchased                                  1,137,657          400,688          391,363          134,401
Units redeemed and transferred                  (1,731,994)        (143,748)        (189,288)         (54,379)
                                               -----------------------------------------------------------------
Units outstanding at December 31, 1997           1,059,296        1,490,536        1,486,127          612,062
Units purchased                                    959,280          170,305          111,861           48,472
Units redeemed and transferred                    (843,065)        (263,449)        (288,490)         (87,233)
                                               -----------------------------------------------------------------
Units outstanding at December 31, 1998           1,175,511        1,397,392        1,309,498          573,301
                                               =================================================================

                                                                                                        NEW
                                                   GROWTH         QUALITY           EQUITY            AMERICA
                                                 AND INCOME        BOND             INCOME            GROWTH
                                                 SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                               -----------------------------------------------------------------
Units outstanding at January 1, 1997               956,902          458,712          494,201          770,827
Units purchased                                    332,869          186,542          307,782          244,376
Units redeemed and transferred                    (140,732)        (135,554)         (57,947)        (158,882)
                                               -----------------------------------------------------------------
Units outstanding at December 31, 1997           1,149,039          509,700          744,036          856,321
Units purchased                                     98,823          110,651          117,539           44,200
Units redeemed and transferred                    (238,391)          24,764         (109,870)        (194,379)
                                               -----------------------------------------------------------------
Units outstanding at December 31, 1998           1,009,471          645,115          751,705          706,142
                                               =================================================================

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)


3.   CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                       U. S.
                                            INTERNATIONAL                                            GOVERNMENT
                                               STOCK             MANAGED          SMALL CAP            INCOME
                                             SUBACCOUNT         SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                          -----------------------------------------------------------------------
Units outstanding at January 1, 1997         1,311,018             962,889         677,317             145,977
Units purchased                                360,294             434,257         347,930              53,339
Units redeemed and transferred                (206,576)           (152,207)       (138,903)            (20,789)
                                          -----------------------------------------------------------------------
Units outstanding at December 31, 1997       1,464,736           1,244,939         886,344             178,527
Units purchased                                 70,640             163,398         103,369              24,438
Units redeemed and transferred                (355,208)           (281,325)       (252,785)             57,687
                                          -----------------------------------------------------------------------
Units outstanding at December 31, 1998       1,180,168           1,127,012         736,928             260,652
                                          =======================================================================


4.   ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account, attributable to the "A" unit contracts and "B" unit contracts. For the years ended December 31, 1998 and 1997, the effective annual rate for this charge was .65% for "A" unit contracts and 1.25% for "B" unit contracts.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. TAXES

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)


6.   YEAR 2000 (UNAUDITED)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

PBL has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects PBL's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom PBL has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. PBL has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. PBL continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

PBL's Year 2000 issues are more complex because a number of its systems interface with other systems not under PBL's control. PBL's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. PBL utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for PBL's investment holdings and transactions. These services are critical to a financial services company such as PBL as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. PBL has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. PBL anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). PBL has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

                    Peoples Benefit Life Insurance Company
                 Separate Account V - Marquee Variable Annuity

                   Notes to Financial Statements (continued)


6.   YEAR 2000 (UNAUDITED) (CONTINUED)

PBL does have some exposure to date sensitive embedded technology such as micro-controllers, but PBL views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, PBL is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, PBL has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

For PBL, a reasonably likely worst case scenario might include one or more of PBL's significant policyholder systems being non-compliant. Such an event could result in a material disruption of PBL's operations. Specifically, a number of PBL's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on PBL's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, PBL is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce PBL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PBL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, PBL does not believe that the problems will have a material adverse affect on PBL's operations or financial condition.

                    FINANCIAL STATEMENTS - STATUTORY BASIS

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                         (FORMERLY PROVIDIAN LIFE AND
                           HEALTH INSURANCE COMPANY)

                 YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

                    Peoples Benefit Life Insurance Company

                    Financial Statements - Statutory Basis


                 Years ended December 31, 1998, 1997 and 1996



                                   CONTENTS

Report of Independent Auditors..................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  8

                        Report of Independent Auditors



The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (formerly Providian Life and Health Insurance Company) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance.


/s/ Ernst & Young LLP


February 19, 1999

                    Peoples Benefit Life Insurance Company

                       Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                    DECEMBER 31
                                                               1998             1997
                                                        ---------------------------------
Admitted assets
Cash and invested assets:
 Cash and short-term investments                             $   193,367      $    45,122
 Bonds                                                         4,299,430        4,363,420
 Stocks:
  Preferred                                                       91,609           31,519
  Common (cost: 1998 - $37,955; 1997 - $41,804)                   38,092           40,343
  Common stock sold, but not yet purchased [cost:
   1998 - $(80,447); 1997 - $(7,081)]                            (83,727)          (7,548)
  Affiliated entities (cost: 1998 - $202,606; 1997 -
   $202,606)                                                     457,011          455,036
 Mortgage loans on real estate                                 2,041,729        2,269,507
 Real estate                                                       3,980            8,759
 Policy loans                                                    154,703          155,430
 Other invested assets                                           268,783          216,266
                                                        ---------------------------------
Total cash and invested assets                                 7,464,977        7,577,854

Premiums deferred and uncollected                                 44,117           46,428
Accrued investment income                                         79,705           91,639
Receivable from affiliates                                        72,156           17,480
Federal income taxes recoverable                                  12,157              230
Other assets                                                      54,432           15,182
Separate account assets                                        4,915,961        3,573,052


                                                        ---------------------------------
Total admitted assets                                        $12,643,505      $11,321,865
                                                        =================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1998            1997
                                                        --------------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                       $ 1,120,051     $ 1,149,528
  Annuity                                                      3,126,053       3,342,986
  Accident and health                                             81,793          80,534
 Policy and contract claim reserves:
  Life                                                            30,445          21,199
  Accident and health                                             29,556          27,836
 Policyholder contract deposits                                1,740,041       1,770,902
 Other policyholders' funds                                      524,254         460,883
 Remittances and items not allocated                              11,644          24,861
 Asset valuation reserve                                         134,828         109,465
 Interest maintenance reserve                                     16,131               -
 Short-term notes payable to affiliates                          102,293               -
 Payable for securities                                          116,191          87,078
 Other liabilities                                                68,767          53,142
 Transfers to separate accounts                                    3,215             447
 Payable to affiliates                                            79,952          18,429
 Separate account liabilities                                  4,884,819       3,544,304
                                                        --------------------------------
Total liabilities                                             12,070,033      10,691,594

Commitments and contingencies

Capital and surplus:
 Common stock, $11 par value, 1,145,000 shares
  authorized, issued and outstanding                              12,595          12,595
 Preferred stock, $11 par value, $240 liquidation
  value, 2,290,000 shares authorized, issued and                  25,190          25,190
  outstanding
 Paid-in surplus                                                   2,583           2,583
 Unassigned surplus                                              533,104         589,903
                                                        --------------------------------
Total capital and surplus                                        573,472         630,271
                                                        --------------------------------
Total liabilities and capital and surplus                    $12,643,505     $11,321,865
                                                        ================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1998                 1997                 1996
                                                       ------------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  165,442           $  169,292           $  178,578
  Annuity                                                       1,584,173            1,232,283            1,237,874
  Accident and health                                             133,490              144,713              154,993
 Net investment income                                            512,102              559,656              569,860
 Amortization of interest maintenance reserve                       7,046                6,333                3,109
 Commissions and expense allowances on reinsurance
  ceded                                                             4,542                2,323                1,123
 Other                                                             (9,666)               7,770               10,196
                                                       ------------------------------------------------------------
                                                                2,397,129            2,122,370            2,155,733
Benefits and expenses:
 Benefits paid or provided for:
  Life benefits                                                   207,521              112,403              110,905
  Surrender benefits                                            1,338,387            1,120,236            1,078,321
  Accident and health benefits                                     75,372               79,576               80,190
  Other benefits                                                   89,301              162,215              147,974
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           (27,717)             (16,974)             (13,045)
   Annuity                                                       (210,997)            (141,304)            (283,135)
   Accident and health                                             (2,347)              (4,169)              (2,301)
   Other                                                           32,453              (96,839)             289,343
                                                       ------------------------------------------------------------
                                                                1,501,973            1,215,144            1,408,252
 Insurance expenses:
  Commissions                                                      46,200               54,554               51,365
  General insurance expenses                                       75,102              106,666              101,446
  Taxes, licenses and fees                                          8,037               10,036                8,933
  Net transfers to separate accounts                              633,128              599,633              425,800
  Other expenses                                                      199                  559                3,015
                                                       ------------------------------------------------------------
                                                                  762,666              771,448              590,559
                                                       ------------------------------------------------------------
                                                                2,264,639            1,986,592            1,998,811
                                                       ------------------------------------------------------------
Gain from operations before federal income tax
 expense and net realized capital gains on
 investments                                                      132,490              135,778              156,922
Federal income tax expense                                         32,960               54,615               50,639
                                                       ------------------------------------------------------------
Net income before net realized capital gains on
 investments                                                       99,530               81,163              106,283

Net realized capital gains on investments (net of
 related federal income taxes and amounts
 transferred to interest maintenance reserve)                      27,621               24,702                3,394
                                                       ------------------------------------------------------------
Net income                                                     $  127,151           $  105,865           $  109,677
                                                       ============================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)

                                                                                                                     TOTAL
                                                  COMMON          PREFERRED       PAID-IN         UNASSIGNED      CAPITAL AND
                                                   STOCK            STOCK         SURPLUS          SURPLUS          SURPLUS
                                          ------------------------------------------------------------------------------------
Balance at January 1, 1996                        $12,595          $25,190           $2,583        $ 536,126         $ 576,494
 Net income                                             -                -                -          109,677           109,677
 Change in net unrealized
  capital gains (losses)                                -                -                -           40,540            40,540
 Change in non-admitted assets                          -                -                -            4,737             4,737
 Change in asset valuation reserve                      -                -                -           (7,683)           (7,683)
 Dividend to stockholders                               -                -                -         (125,000)         (125,000)
 Prior year federal income tax adjustment               -                -                -            6,546             6,546
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1996                       12,595           25,190            2,583          564,943           605,311
 Net income                                             -                -                -          105,865           105,865
 Change in net unrealized  capital gains                -                -                -           45,907            45,907
 Change in non-admitted assets                          -                -                -              341               341
 Change in asset valuation reserve                      -                -                -          (12,296)          (12,296)
 Change in surplus in separate accounts                 -                -                -              424               424
 Dividend to stockholders                               -                -                -         (120,000)         (120,000)
 Prior year federal income tax adjustment               -                -                -            4,719             4,719
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1997                       12,595           25,190            2,583          589,903           630,271
 Net income                                             -                -                -          127,151           127,151
 Change in net unrealized capital losses                -                -                -          (15,584)          (15,584)
 Change in non-admitted assets                          -                -                -            9,324             9,324
 Change in liability for
  reinsurance in unauthorized companies                 -                -                -              (27)              (27)
 Change in asset valuation reserve                      -                -                -          (25,363)          (25,363)
 Change in surplus in separate accounts                 -                -                -            3,581             3,581
 Dividend to stockholders                               -                -                -         (160,000)         (160,000)
 Tax benefits on stock options exercised                -                -                -            4,119             4,119
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1998                      $12,595          $25,190           $2,583        $ 533,104         $ 573,472
                                          ====================================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Cash Flows - Statutory Basis
                             (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                                1998                 1997                 1996
                                                       ------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,884,760          $ 1,557,727          $ 1,584,509
Net investment income                                             529,718              544,108              574,079
Life claims                                                      (198,317)            (108,112)            (107,884)
Surrender benefits and other fund withdrawals                  (1,338,387)          (1,120,708)          (1,078,321)
Disability benefits under accident and health policies            (73,604)             (77,681)             (78,376)
Other benefits to policyholders                                   (89,304)            (161,602)            (148,215)
Commissions, other expenses and other taxes                      (136,417)            (171,155)            (172,193)
Net transfers to separate accounts                               (633,128)            (602,788)            (412,252)
Federal income taxes, excluding tax on capital gains              (40,998)             (53,792)             (56,121)
Other, net                                                         78,339              (59,738)            (308,586)
                                                       ------------------------------------------------------------
Net cash used in operating activities                             (17,338)            (253,741)            (203,360)

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                     2,370,321            4,006,319            2,992,250
 Common stocks                                                    275,513              259,925              233,066
 Mortgage loans on real estate                                    732,217              648,588              705,134
 Real estate                                                        7,733                8,784               32,398
 Policy loans                                                         727                2,744                  590
 Other                                                             51,375              136,271               16,871
                                                       ------------------------------------------------------------
                                                                3,437,886            5,062,631            3,980,309
Cost of investments acquired:
 Bonds and preferred stocks                                    (2,316,926)          (4,114,568)          (2,833,247)
 Common stocks                                                   (293,534)            (249,597)            (216,931)
 Mortgage loans on real estate                                   (485,488)            (385,022)            (627,598)
 Other                                                           (118,648)             (34,263)             (39,734)
                                                       ------------------------------------------------------------
                                                               (3,214,596)          (4,783,450)          (3,717,510)
                                                       ------------------------------------------------------------
Net cash provided by investing activities                         223,290              279,181              262,799

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable                 102,293                    -                    -
Dividends paid to stockholders                                   (160,000)            (120,000)            (125,000)
Other                                                                   -                  (23)                   -
                                                       ------------------------------------------------------------
Net cash used in financing activities                             (57,707)            (120,023)            (125,000)
                                                       ------------------------------------------------------------
Increase (decrease) in cash and short-term                        148,245              (94,583)             (65,561)
 investments

Cash and short-term investments at beginning of year               45,122              139,705              205,266
                                                       ------------------------------------------------------------
Cash and short-term investments at end of year                $   193,367          $    45,122          $   139,705
                                                       ============================================================

See accompanying notes.

                    Peoples Benefit Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1998



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Peoples Benefit Life Insurance Company (the "Company", formerly Providian Life and Health Insurance Company) is a life and health insurance company domiciled in Missouri. Prior to June 10, 1997, the Company was an indirect, wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of the Company, were merged with an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("Commonwealth"). Effective January 1, 1998, ownership of Commonwealth was transferred to AEGON USA, Inc. ("AEGON"), an indirect, wholly-owned subsidiary of AEGON N.V.

The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty, Limited Partnership ("CLLP") 20%, and Commonwealth 4%. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company ("VLIC").

NATURE OF OPERATIONS

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Missouri Department of Insurance ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (o) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Missouri must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Missouri will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds (money market and other), are carried at market. Common stock sold but not yet purchased is carried at market as a negative asset. Common stock of the Company's affiliated insurance subsidiary is recorded at the equity in net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships and are recorded at equity in underlying net assets. Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Missouri Insurance Laws.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Common stock sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Missouri Department of Insurance has approved the Company's accounting for common stock sold but not yet purchased as a permitted practice.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $1,503, $308 and $504, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $858,751, $784,931 and $587,137 in 1998, 1997 and 1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                     DECEMBER 31
                                                       1998                              1997
                                        -------------------------------    ------------------------------
                                          CARRYING VALUE    FAIR VALUE       CARRYING VALUE    FAIR VALUE
                                        -------------------------------    ------------------------------
 Admitted assets
 Cash and short-term
  investments                                $  193,367      $  193,367         $   45,122     $   45,122
 Bonds                                        4,299,430       4,439,611          4,363,420      4,459,542
 Preferred stocks                                91,609          98,346             31,519         31,640
 Common stocks                                  (45,635)        (45,635)            32,795         32,795
 Mortgage loans on real estate                2,041,729       2,100,897          2,269,507      2,329,452
 Policy loans                                   154,703         154,703            155,430        155,430
 Separate account assets                      4,915,961       4,915,961          3,573,052      3,573,052

 LIABILITIES
 Investment contract liabilities              5,385,785       5,334,953          4,693,812      4,750,436
 Separate account liabilities                 4,863,189       4,673,802          3,542,308      3,542,308
 Short-term notes payable to affiliates         102,293         102,293                  -              -
 Interest rate swaps                                  -           7,022                  -         18,417
 Forwards                                             -               -              1,927          1,927

3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                   GROSS           GROSS
                                                                 UNREALIZED      UNREALIZED    ESTIMATED FAIR
                                               CARRYING VALUE      GAINS           LOSSES          VALUE
                                               --------------------------------------------------------------
December 31, 1998
Bonds:
  United States Government and agencies            $  219,751        $  6,985         $   593      $  226,143
  State, municipal and other government                78,160           1,745           3,223          76,682
  Public utilities                                    269,117          11,187             848         279,456
  Industrial and miscellaneous                      2,546,799         174,695          49,392       2,672,102
  Mortgage and other asset-backed securities        1,185,603          16,435          16,810       1,185,228
                                               --------------------------------------------------------------
                                                    4,299,430         211,047          70,866       4,439,611
 Preferred stocks                                      91,609           8,327           1,590          98,346
                                               --------------------------------------------------------------
                                                   $4,391,039        $219,374         $72,456      $4,537,957
                                               ==============================================================
 December 31, 1997
 Bonds:
  United States Government and agencies            $  133,391        $    931         $   229      $  134,093
  State, municipal and other government                48,757           1,444              67          50,134
  Public utilities                                    229,353           3,239           3,726         228,866
  Industrial and miscellaneous                      2,750,636         106,085          11,989       2,844,732
  Mortgage and other asset-backed securities        1,201,283             434               -       1,201,717
                                               --------------------------------------------------------------
                                                    4,363,420         112,133          16,011       4,459,542
 Preferred stocks                                      31,519             121               -          31,640
                                               --------------------------------------------------------------
                                                   $4,394,939        $112,254         $16,011      $4,491,182
                                               ==============================================================

The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             ESTIMATED
                                                           CARRYING VALUE    FAIR VALUE
                                                         --------------------------------
 Due in one year or less                                       $  188,074      $  195,766
 Due after one year through five years                            601,353         611,724
 Due after five years through ten years                           627,730         631,326
 Due after ten years through fifteen years                        238,383         254,067
 Due after fifteen years through twenty years                     306,216         326,339
 Due after twenty years                                         1,152,071       1,235,161
                                                         --------------------------------
                                                                3,113,827       3,254,383
 Mortgage and other asset-backed securities                     1,185,603       1,185,228
                                                         --------------------------------
                                                               $4,299,430      $4,439,611
                                                         ================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                                         YEAR ENDED DECEMBER 31
                                                    1998          1997          1996
                                              ------------------------------------------
 Interest on bonds and notes                        $337,793      $331,084      $331,264
 Dividends on equity investments                       3,824         3,267         3,996
 Interest on mortgage loans                          161,897       196,584       211,972
 Rental income on real estate                            327             -             -
 Interest on policy loans                              4,645         7,322         7,094
 Other investment income                              28,830        37,576        30,589
                                              ------------------------------------------
 Gross investment income                             537,316       575,833       584,915

 Investment expenses                                  25,214        16,177        15,055
                                              ------------------------------------------
 Net investment income                              $512,102      $559,656      $569,860
                                              ==========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          YEAR ENDED DECEMBER 31
                                                  1998             1997             1996
                                           -------------------------------------------------
 Proceeds                                        $2,370,321       $4,006,319      $2,992,250
                                           =================================================

 Gross realized gains                            $   67,577       $   43,227      $   36,073
 Gross realized losses                              (22,015)         (29,488)        (28,371)
                                           -------------------------------------------------
 Net realized gains                              $   45,562       $   13,739      $    7,702
                                           =================================================

At December 31, 1998, investments with an aggregate carrying value of $3,950 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                      REALIZED
                                                   --------------------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                          1998            1997           1996
                                                   --------------------------------------------
 Debt securities                                         $ 45,562       $ 13,739        $ 7,702
 Short-term investments                                       127              -              1
 Equity securities                                          6,098         16,694          6,679
 Mortgage loans on real estate                              6,921         (1,121)        (5,949)
 Real estate                                                 (243)         1,604          1,727
 Other invested assets                                     16,592         13,385         (2,443)
                                                   --------------------------------------------
                                                           75,057         44,301          7,717

 Tax effect                                               (17,257)        (9,506)        (1,402)
 Transfer to interest maintenance reserve                 (30,179)       (10,093)        (2,921)
                                                   --------------------------------------------
 Net realized gains                                      $ 27,621       $ 24,702        $ 3,394
                                                   ============================================

                                                              CHANGE IN UNREALIZED
                                                   ---------------------------------------
                                                             YEAR ENDED DECEMBER 31
                                                        1998          1997          1996
                                                   ---------------------------------------
 Debt securities                                         $50,675     $ 74,092     $(86,515)
 Equity securities                                           760       44,032       37,736
                                                   ---------------------------------------
 Change in unrealized appreciation (depreciation)        $51,435     $118,124     $(48,779)
                                                   =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                                       DECEMBER 31
                                                                   1998            1997
                                                             -----------------------------
 Unrealized gains                                                  $265,902       $253,958
 Unrealized losses                                                  (14,640)        (3,456)
                                                             -----------------------------
 Net unrealized gains                                              $251,262       $250,502
                                                             =============================

During 1998, the Company issued mortgage loans with interest rates ranging from 5.0% to 8.5%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 83% for commercial loans and 95% for residential loans. Mortgage loans with a carrying value of $2,012 were non-income producing for the previous twelve months. Accrued interest of $241 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1998 and 1997, mortgage loans of $3,410 and $10,162, respectively, were foreclosed and transferred to real estate. At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $22,530 and $24,218, respectively. At December 31, 1998, the mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

         GEOGRAPHIC DISTRIBUTION                          PROPERTY TYPE DISTRIBUTION
-----------------------------------------        ------------------------------------------
Pacific                                24%         Residential                           28%
South Atlantic                         18          Office                                20
E. North Central                       18          Apartment                             17
Middle Atlantic                        16          Retail                                15
W. South Central                        7          Agricultural                           7
Mountain                                6          Industrial                             7
W. North Central                        4          Other                                  4
E. South Central                        4          Hotel/Motel                            2
New England                             3

At December 31, 1998, the Company had the following investment (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

                DESCRIPTION OF SECURITY OR ISSUER                        CARRYING VALUE
-----------------------------------------------------------------    --------------------
Bonds:
Nomura                                                                           $74,108

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options, futures contracts, and commitments to extend credit, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                   NOTIONAL AMOUNT
                                                                  1998           1997
                                                            ----------------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                   $592,600      $989,490
   Receive floating - pay floating                                  84,763        38,738
   Receive floating - pay fixed                                    208,746        35,958
   Futures                                                          78,196        75,502
   Forwards                                                              -       250,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                   1998             1997            1996
                                          --------------------------------------------------
 Direct premiums                                 $1,618,574      $1,249,031       $1,328,352
 Reinsurance assumed                                274,237         299,608          244,772
 Reinsurance ceded                                   (9,706)         (2,281)          (1,501)
                                          --------------------------------------------------
 Net premiums earned                             $1,883,105      $1,546,358       $1,571,623
                                          ==================================================

The Company received reinsurance recoveries in the amount of $3,102, $994 and $1,080 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $903 and $682 respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $12,542 and $1,453, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains primarily due to differences in the statutory and tax treatment of deferred policy acquisition costs, dividend received deduction, and differences in policy and contract liabilities.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

Included in the statements of changes in capital and surplus are certain adjustments increasing surplus by $4,719 and $6,546 at December 31, 1997 and 1996, respectively, relating to tax accrual adjustments applicable to prior tax years.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 12% and 14% of ordinary life insurance in force at December 31, 1998 and 1997, respectively.

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                                                                        DECEMBER 31
                                                         1998                                 1997
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                        $ 1,401,397           13%             $1,360,368            15%
 Subject to discretionary withdrawal at
  book value less surrender charge                   310,839            3                 385,683             4
 Subject to discretionary withdrawal at
  market value                                     4,697,903           46               3,519,863            39
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                     1,400,914           14               1,691,979            19
 Not subject to discretionary withdrawal
  provision                                        2,422,628           24               2,134,391            23
                                          -------------------------------      --------------------------------
                                                  10,233,681          100%              9,092,284           100%
 Less reinsurance ceded                                5,614                                    -
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                       $10,228,067                           $9,092,284
                                          ==================                   ==================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                    GROSS        LOADING          NET
                                              -------------------------------------------
December 31, 1998
Life and annuity:
  Ordinary direct first year business                $ 3,243        $ 1,565       $ 1,678
  Ordinary direct renewal business                    17,913          6,154        11,759
  Group life direct business                          40,548         11,816        28,732
  Reinsurance ceded                                     (182)             -          (182)
                                              -------------------------------------------
                                                      61,522         19,535        41,987
 Accident and health:
  Direct                                               1,485              -         1,485
  Reinsurance assumed                                    751              -           751
  Reinsurance ceded                                     (106)             -          (106)
                                              -------------------------------------------
 Total accident and health                             2,130                        2,130
                                              -------------------------------------------
                                                     $63,652        $19,535       $44,117
                                              ===========================================

 DECEMBER 31, 1997
 Life and annuity:
  Ordinary direct first year business                $ 2,975        $ 2,161       $   814
  Ordinary direct renewal business                    18,337          5,589        12,748
  Group life direct business                          41,659         11,453        30,206
  Reinsurance ceded                                      (36)             -           (36)
                                              -------------------------------------------
                                                      62,935         19,203        43,732
 Accident and health:
  Direct                                               1,959              -         1,959
  Reinsurance assumed                                    768              -           768
  Reinsurance ceded                                      (31)             -           (31)
                                              -------------------------------------------
 Total accident and health                             2,696              -         2,696
                                              -------------------------------------------
                                                     $65,631        $19,203       $46,428
                                              ===========================================

At December 31, 1998 and 1997, the Company had insurance in force aggregating $60,859 and $114,171, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Missouri Department of Insurance. The Company established policy reserves of $495 and $559 to cover these deficiencies at December 31, 1998 and 1997, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, the Company made a capital contribution of $26,362 to the separate accounts. At December 31, 1998 and 1997, the fair value of this capital contribution was $31,142 and $28,748, respectively, which is included in the separate account assets but is excluded from the corresponding liabilities.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Information regarding the separate accounts of the Company is as follows:

                                        NONINDEXED
                                     GUARANTEED MORE
                                         THAN 4%          NONGUARANTEED         TOTAL
                                  --------------------------------------------------------
 Premiums, deposits and other
  considerations for the year
  ended December 31, 1998                     $    189          $  858,562      $  858,751
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1998                     $143,533          $4,719,656      $4,863,189
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1998:
  With market value adjustment                $143,533          $        -      $  143,533
  At market value                                    -           4,719,656       4,719,656
                                  --------------------------------------------------------
 Total                                        $143,533           4,719,656      $4,863,189
                                  ========================================================

 Premiums, deposits and other
  considerations for the year
  ended December 31, 1997                     $  3,481          $  781,075      $  784,556
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1997                     $166,241          $3,376,067      $3,542,308
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1997:
  With market value adjustment                $166,241          $        -      $  166,241
  At market value                                    -           3,376,067       3,376,067
                                  --------------------------------------------------------
 Total                                        $166,241          $3,376,067      $3,542,308
                                  ========================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                        NONINDEXED
                                     GUARANTEED MORE
                                         THAN 4%            NONGUARANTEED         TOTAL
                                  --------------------------------------------------------
 Premiums, deposits and other
  considerations for the year
  ended December 31, 1996                     $  6,467          $  580,536      $  587,004
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1996                     $199,480          $2,231,028      $2,430,508
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1996:
  With market value adjustment                $199,480          $        -      $  199,480
  At market value                                    -           2,231,028       2,231,028
                                  --------------------------------------------------------
 Total                                        $199,480          $2,231,028      $2,430,508
                                  ========================================================

A reconciliation of the amounts transferred to and from the Company's separate accounts for the years ended December 31, 1998, 1997 and 1996 is presented below:

                                                      1998             1997            1996
                                               ------------------------------------------------
Transfers as reported in the Summary of
 Operations of separate accounts annual
 statement:
  Transfers to separate accounts                      $ 858,751       $ 784,931       $ 587,137
  Transfers from separate accounts                     (237,910)       (189,627)       (163,116)
                                               ------------------------------------------------
 Net transfers to separate accounts                     620,841         595,304         424,021
 Reconciling adjustments:
  Fees paid to external fund manager                          -           2,311           2,170
  Other transfers to (from) modified separate
   account                                               12,287           2,018            (391)
                                               ------------------------------------------------
                                                         12,287           4,329           1,779
                                               ------------------------------------------------
Transfers as reported in the Summary of
  Operations of the Company's Life,
 Accident & Health Annual Statement                   $ 633,128       $ 599,633       $ 425,800
                                               ================================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



7. DIVIDEND RESTRICTIONS

The Company is subject to limitations, imposed by the State of Missouri, on the payment of dividends to its parent company. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without prior regulatory approval, is $99,530.

The Company paid dividends to its parent of $160,000, $120,000 and $125,000 in 1998, 1997 and 1996, respectively.


8. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, the Company paid $1,390 for these services, which approximates their costs to the affiliates. Prior to 1998, the Company entered into agreements with its affiliates whereby the Company performed administrative services, management support services, and marketing services for its affiliates. The Company, as compensation, received an amount equal to the actual cost of providing such services. Amounts received were $63,000 and $70,000 in 1997 and 1996, respectively. Such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of operations. These agreements are no longer in place.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1998. During 1998, the Company received net interest of $309 from affiliates. Interest received in 1997 and 1996 related to similar intercompany transactions was not significant to the Company.

At December 31, 1998, the Company has a $102,293 short-term note payable to an affiliate. Interest on this note accrues at rates from 5.25% to 5.35%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



8. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2008.

On December 23, 1996, the Company made a capital contribution of its home office data center with a book value of $4,657 to VLIC.


9. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $12,062 and $12,595 and an offsetting premium tax benefit of $4,604 and $0 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.


10. YEAR 2000 (UNAUDITED)

The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



10. YEAR 2000 (UNAUDITED) (CONTINUED)

The Company has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects the Company's internal Information Technology ("IT") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



10. YEAR 2000 (UNAUDITED) (CONTINUED)

exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)     Financial Statements.
          Part A. None

          Part B. Financial Statements of Subaccounts of Peoples Benefit Life
                  Insurance Company Separate Account V which are available for investment by Peoples Benefit Marquee Contract Owners as of December 31, 1998 and for each of the two years and the period ended December 31, 1998.
                  Statutory-basis financial statements for Peoples Benefit Life Insurance Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 with Report of Auditors.
          Part C. None
          (b)     Exhibits.
          (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./1/
          (2)     Not Applicable.
          (3)     Distribution Agreement.
                  (a) Form of Selling Agreement./5/
          (4)     (a) Form of variable annuity contract (A Unit)./6/
                  (b) Form of variable annuity contract (B Unit)./6/
                  (c) 403(b) Rider./5/
                  (d) Individual Retirement Annuity Rider./5/
          (5)     Form of Application./7/
          (6)     (a) Articles of Incorporation of National Home./1/
                  (b) Amendment to Articles of Incorporation of National
                      Home./1/
                  (c) Amended and Restated Articles of Incorporation of National
                      Home./1/
                  (d) Amended and Restated Articles of Incorporation of
                      Providian Life and Health Insurance Company./9/
          (7)     Not Applicable.

          (8)     (a) Form of Participation Agreement for the Funds./6/

---------
/1/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/3/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/4/ Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/6/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1933.

/7/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/8/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on April 30, 1995.

/9/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-79502, filed April 30, 1996.

/10/ Incorporated by reference from Post-Effective Amendment No. 4 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-79502, filed April 30, 1997.

/11/ Filed herewith.

                  (b) Participation Agreement Among T. Rowe Price International
                      Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and National Home Life Assurance Company dated as of July 8, 1994./8/
                  (c) Fund Participation Agreement between Dreyfus Variable
                      Investment Fund and National Home Life Assurance Company dated as of October 17, 1994./8/
                  (d) Participation Agreement Among Variable Insurance Products
                      Fund II, Fidelity Distributors Corporation and National Home Life Assurance Company dated as of November 1, 1993./8/
                  (e) Participation Agreement Among Variable Insurance Products
                      Fund, Fidelity Distributors and National Home Life Assurance Company./8/

                  (f) Amendment dated June 2, 1994 to the Participation
                      Agreement Among Variable Insurance Product Fund II, Fidelity Distributors Corporation and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company) dated November 1, 1993. /10/

                  (g) Amendment dated March 20, 1996 to the Participation
                      Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company) dated November 1, 1993. /10/

          (9)     (a) Opinion and Consent of Counsel./11/
                  (b) Consent of Counsel./11/
          (10)    Consent of Independent Auditors./11/
          (11)    No Financial Statements are omitted from Item 23.
          (12)    Not Applicable.
          (13)    Performance Computation./10/
          (14)    Not Applicable.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1999, there were 2,659 Contract Owners of the Peoples Benefit Marquee Variable Annuity.

ITEM 28.  INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account V, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and Variable Annuity contracts funded by Separate Account II of Providian Life and Health Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by Separate Account C of First Providian Life and Health Insurance Company; PFL Life Variable Annuity Account A, PFL Endeavor VA Separate Account, PFL Wright Variable Annuity Account and PFL Retirement Builder Variable Annuity Account of PFL Life Insurance Company and AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers


                               Positions and Officers
           Name                   with Underwriter
           ----                ----------------------
     Larry N. Norman           President and Director
     Lisa A. Wachendorf        Vice President and Chief Compliance Officer
     Frank A. Camp             Secretary and Director
     Sarah J. Strange          Vice President and Director
     Linda Gilmer              Treasurer/Controller
     Debra C. Cubero           Vice President
     Anne M. Spaes             Vice President
     Robert W. Warner          Assistant Compliance Officer
     Emily Bates               Assistant Treasurer
     Clifton W. Flenniken      Assistant Treasurer
     Thomas E. Pierpan         Vice President and Assistant Secretary
     Priscilla I. Hechler      Vice President and Assistant Secretary
     Darin Smith               Vice President and Assistant Secretary

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Providian Life and Health in Louisville, Kentucky.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B.

Item 25.  Directors and Officers of Depositor


Positions and Offices with Depositor                        Name and Principal Business Address*
------------------------------------                        ------------------------------------
President                                                   Bart Herbert, Jr.
Senior Vice President                                       Edward A. Biemer
Senior Vice President                                       Thomas P. Bowie
Senior Vice President                                       G. Douglas Mangum, Jr.
Executive Vice President                                    William L. Busler
Treasurer                                                   Martha A. McConnell
Vice President                                              Brian Alford
Vice President & Assistant Treasurer                        Nathan C. Anguiano
Vice President & Division General Counsel                   Frank A. Camp
Vice President                                              Brenda K. Clancy
Vice President                                              Michele M. Coan
Vice President                                              Jane A. Coyne
Vice President                                              Karen H. Fleming
Vice President                                              Carolyn M. Johnson
Vice President                                              Michael F. Lane
Vice President                                              John A. Mazzuca
Vice President                                              Daniel C. Mohwinkel
Vice President                                              Maureen E. Nielsen
Vice President                                              Larry N. Norman
Vice President                                              G. Eric O'Brien
Vice President                                              Daniel H. Odum
Vice President                                              Douglas A. Sarcia
Vice President                                              Gary H. Scott
Vice President                                              Brian A. Smith
Vice President                                              Colleen M. Tobiason
Vice President                                              William A. Waldie, Jr.
Vice President                                              Michael A. Wapp
Vice President & Actuary                                    Ronald L. Ziegler
Assistant Vice President                                    Janice Boehmler
Assistant Vice President & Qualified Actuary                Michael A. Cioffi
Assistant Vice President                                    Kimberly A. Cushing
Assistant Vice President                                    Mary Ellen Fahringer
Assistant Vice President                                    JoAnn Herndon
Assistant Vice President                                    Patricia A. Lukacs
Assistant Vice President                                    William R. Maurer


Assistant Vice President                        Robert E. Payne
Assistant Vice President                        Teresa L. Stolba
Assistant Vice President                        Harvey Waite
Assistant Treasurer                             Cliford W. Flenniken
Assistant Controller                            Paul J. Lukacs
Assistant Controller                            Joseph C. Noone
Second Vice President                           Amy E. Anders
Second Vice President                           George E. Claiborne, Jr.
Second Vice President                           Cindy L. Chanley
Second Vice President                           Marvin A. Johnson
Second Vice President                           Anne M. Spaes
Second Vice President/Investments               David L. Blankenship
Second Vice President/Investments               C. Ray Brewer
Second Vice President/Investments               Kirk W. Buese
Second Vice President/Investments               Joel L. Coleman
Second Vice President/Investments               William S. Cook
Second Vice President/Investments               Deborah A. Dias
Second Vice President/Investments               Lee W. Eastland
Second Vice President/Investments               Donald E. Flynn
Second Vice President/Investments               Eric B. Goodman
Second Vice President/Investments               M. Josette Goulet
Second Vice President/Investments               James Grant
Second Vice President/Investments               David R. Halfpap
Second Vice President/Investments               Robert L. Hansen
Second Vice President/Investments               Donna L. Heitzman
Second Vice President/Investments               David W. Hopewell
Second Vice President/Investments               Frederick B. Howard
Second Vice President/Investments               Claudia Jackson
Second Vice President/Investments               Jon D. Kettering
Second Vice President/Investments               Tim Kuussalo
Second Vice President/Investments               James D. MacKinnon
Second Vice President/Investments               Kathleen B. Madden
Second Vice President/Investments               Jeffrey T. McGlaun
Second Vice President/Investments               Paul D. Mier
Second Vice President/Investments               Thomas L. Nordstrom
Second Vice President/Investments               Ralph M. O'Brien
Second Vice President/Investments               Douglas H. Owen, Jr.
Second Vice President/Investments               Dennis Roland
Second Vice President/Investments               James D. Ross
Second Vice President/Investments               J. Alan Schork
Second Vice President/Investments               Lindsay Schumacher
Second Vice President/Investments               Michael B. Shaffer
Second Vice President/Investments               Clifford Sheets


Second Vice President/Investments                 Michael B. Simpson
Second Vice President/Investments                 Jon L. Skaggs
Second Vice President/Investments                 Elizabeth A. Smedley
Second Vice President/Investments                 Michael S. Smith
Second Vice President/Investments                 Anne M. Spaes
Second Vice President/Investments                 Donna J. Spalding
Second Vice President/Investments                 Bradley L. Stofferahn
Second Vice President/Investments                 Randall K. Waddell
Second Vice President/Investments                 Marcia Weiland
Second Vice President/Investments                 Tammy C. Wetterer
Second Vice President/Special Markets             Kim A. Bivins
Second Vice President/Special Markets             Gregory M. Curry
Second Vice President/Special Markets             Lisa L. Patterson
Second Vice President/Special Markets             Rhonda L. Pritchett
Second Vice President/Special Markets             Thomas E. Walsh
Second Vice President/Special Markets             Harvey Willis
Assistant Secretary                               Colleen S. Lyons
Assistant Secretary                               Mary L. Schaefer
Assistant Secretary                               Gregory E. Miller - Breetz
Assistant Secretary                               R. Michael Slaven
Assistant Secretary                               Craig D. Vermie
Advertising Compliance Officer                    Nancy E. Partington
Product Compliance Officer                        James T. Bradley

DIRECTORS:

Jay H. Berman                                     Danny L. Kolseud
Bart Herbert, Jr.                                 Douglas A. Sarcia
G. Douglas Mangum, Jr.                            Brian A. Smith
Larry N. Norman                                   Craig D. Vermie
Brenda K. Clancy

*The business address of each director and officer of Providian Life and Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

 The following chart indicates the persons controlled by or under common con-trol with Peoples Benefit.

                              JURISDICTION OF        PERCENT OF VOTING
          NAME                 INCORPORATION          SECURITIES OWNED            BUSINESS
          ----                ---------------        -----------------            --------
AEGON N.V.                Netherlands Corporation 53.63% of Vereniging     Holding company
                                                   AEGON Netherlands
                                                   Membership Association
Groninger Financieringen  Netherlands Corporation 100% of AEGON N.V.       Holding company
 B.V.                                              Netherlands Corporation
AEGON Netherland N.V.     Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON Nevak Holding B.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON International N.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
Voting Trust Trustees:    Delaware                                         Voting Trust
 K.J. Storm
 Donald J. Shepard H.B.
 Van Wijk Dennis Hersch
AEGON U.S. Holding        Delaware                100% of Voting Trust     Holding company
 Corporation
Short Hills Management    New Jersey              100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
CORPA Reinsurance         New York                100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
AEGON Management Company  Indiana                 100% of AEGON U.S.       Holding company
                                                   Holding Corporation
RCC North America Inc.    Delaware                100% of AEGON U.S.       Holding company
                                                   Holding Corporation
AEGON USA, Inc.           Iowa                    100% AEGON U.S. Holding  Holding company
                                                   Corporation
AUSA Holding Company      Maryland                100% AEGON USA, Inc.     Holding company
Monumental General        Maryland                100% AUSA Holding Co.    Holding company
 Insurance Group, Inc.
Trip Mate Insurance       Kansas                  100% Monumental General  Sale/admin. of travel
 Agency, Inc.                                      Insurance Group, Inc.    insurance
Monumental General        Maryland                100% Monumental General  Provides management
 Administrators, Inc.                              Insurance Group, Inc.    srvcs. to unaffiliated
                                                                            third party
                                                                            administrator
Executive Management and  Maryland                100% Monumental General  Provides actuarial
 Consultant Services,                              Administrators, Inc.     consulting services
 Inc.
Monumental General Mass   Maryland                100% Monumental General  Marketing arm for sale
 Marketing, Inc.                                   Insurance Group, Inc.    of mass marketed
                                                                            insurance coverages

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
Diversified Investment      Delaware      100% AUSA Holding Co.    Registered investment
 Advisors, Inc.                                                     advisor
Diversified Investors       Delaware      100% Diversified         Broker-Dealer
 Securities Corp.                          Investment Advisors,
                                           Inc.
AEGON USA Securities,       Iowa          100% AUSA Holding Co.    Broker-Dealer
 Inc.
Supplemental Ins.           Tennessee     100% AUSA Holding Co.    Insurance
 Division, Inc.
Creditor Resources, Inc.    Michigan      100% AUSA Holding Co.    Credit insurance
CRC Creditor Resources      Canada        100% Creditor Resources, Insurance agency
 Canadian Dealer Network                   Inc.
 Inc.
AEGON USA Investment        Iowa          100% AUSA Holding Co.    Investment advisor
 Management, Inc.
AEGON USA Realty            Iowa          100% AUSA Holding Co.    Provides real estate
 Advisors, Inc.                                                     administrative and real
                                                                    estate investment
                                                                    services
Quantra Corporation         Delaware      100% AEGON USA Realty    Real estate and
                                           Advisors, Inc.           financial software
                                                                    production and sales
Quantra Software            Delaware      100% Quantra Corporation Manufacture and sell
 Corporation                                                        mortgage loan and
                                                                    security management
                                                                    software
Landauer Realty             Iowa          100% AEGON USA Realty    Real estate counseling
 Advisors, Inc.                            Advisors, Inc.
Landauer Associates,        Delaware      100% AEGON USA Realty    Real estate counseling
 Inc.                                      Advisors, Inc.
Realty Information          Iowa          100% AEGON USA Realty    Information Systems for
 Systems, Inc.                             Advisors, Inc.           real estate investment
                                                                    management
AEGON USA Realty            Iowa          100% AEGON USA Realty    Real estate management
 Management, Inc                           Advisors, Inc.
USP Real Estate             Iowa          21.89% First AUSA Life   Real estate investment
 Investment Trust                          Ins. Co.                 trust
                                          13.11% PFL Life Ins. Co.
                                          4.86% Bankers United
                                           Life Assurance Co.
RCC Properties Limited      Iowa          AEGON USA Realty         Limited Partnership
 Partnership                               Advisors, Inc. is
                                           General Partner and 5%
                                           owner.
AUSA Financial Markets,     Iowa          100% AUSA Holding Co.    Marketing
 Inc.
Endeavor Investment         California    49.9% AUSA Financial     General Partnership
 Advisors                                  Markets, Inc.
Universal Benefits          Iowa          100% AUSA Holding Co.    Third party
 Corporation                                                        administrator
Investors Warranty of       Iowa          100% AUSA Holding Co.    Provider of automobile
 America, Inc.                                                      extended maintenance
                                                                    contracts
Massachusetts Fidelity      Iowa          100% AUSA Holding Co.    Trust company
 Trust Co.
Money Services, Inc.        Delaware      100% AUSA Holding Co.    Provides financial
                                                                    counseling for
                                                                    employees and agents of
                                                                    affiliated companies

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Zahorik Company, Inc.      California     100% AUSA Holding Co.  Broker-Dealer
ZCI, Inc.                  Alabama        100% Zahorik Company,  Insurance agency
                                           Inc.
AEGON Asset Management     Delaware       100% AUSA Holding Co.  Registered investment
 Services, Inc.                                                   advisor
Intersecurities, Inc.      Delaware       100% AUSA Holding Co.  Broker-Dealer
ISI Insurance Agency,      California     100% Western Reserve   Insurance agency
 Inc.                                      Life Assurance Co.
                                           of Ohio
ISI Insurance Agency of    Ohio           100% ISI Insurance     Insurance agency
 Ohio, Inc.                                Agency, Inc.
ISI Insurance Agency of    Texas          100% ISI Insurance     Insurance agency
 Texas, Inc.                               Agency, Inc.
ISI Insurance Agency of    Massachusetts  100% ISI Insurance     Insurance Agency
 Massachusetts, Inc.                       Agency Inc.
Associated Mariner         Michigan       100% Intersecurities,  Holding co./management
 Financial Group, Inc.                     Inc.                   services
Mariner Financial          Michigan       100% Associated        Broker/Dealer
 Services, Inc.                            Mariner Financial
                                           Group, Inc.
Mariner Planning           Michigan       100% Mariner           Financial planning
 Corporation                               Financial Services,
                                           Inc.
Associated Mariner         Michigan       100% Associated        Insurance agency
 Agency, Inc.                              Mariner Financial
                                           Group, Inc.
Associated Mariner         Hawaii         100% Associated        Insurance agency
 Agency of Hawaii, Inc.                    Mariner Agency, Inc.
Associated Mariner Ins.    Massachusetts  100% Associated        Insurance agency
 Agency of                                 Mariner Agency, Inc.
 Massachusetts, Inc.
Associated Mariner         Ohio           100% Associated        Insurance agency
 Agency Ohio, Inc.                         Mariner Agency, Inc.
Associated Mariner         Texas          100% Associated        Insurance agency
 Agency Texas, Inc.                        Mariner Agency, Inc.
Associated Mariner         New Mexico     100% Associated        Insurance agency
 Agency New Mexico, Inc.                   Mariner Agency, Inc.
Mariner Mortgage Corp.     Michigan       100% Associated        Mortgage origination
                                           Mariner Financial
                                           Group, Inc.
Idex Investor Services,    Florida        100% AUSA Holding Co.  Shareholder services
 Inc.
Idex Management, Inc.      Delaware       50% AUSA Holding Co.   Investment advisor
                                          50% Janus Capital
                                           Corp.
IDEX Series Fund           Massachusetts  Various                Mutual fund
First AUSA Life            Maryland       100% AEGON USA, Inc.   Insurance holding
 Insurance Company                                                company
AUSA Life Insurance        New York       100% First AUSA Life   Insurance
 Company, Inc.                             Insurance Company
Life Investors Insurance   Iowa           100% First AUSA Life   Insurance
 Company of America                        Ins. Co.
Life Investors Alliance,   Delaware       100% LIICA             Purchase, own, and hold
 LLC                                                              the equity interest of
                                                                  other entities
Bankers United Life        Iowa           100% Life Investors    Insurance
 Assurance Company                         Ins. Company of
                                           America

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Life Investors Agency      Iowa           100% Life Investors    Marketing
 Group, Inc.                               Ins. Company of
                                           America
PFL Life Insurance         Iowa           100% First AUSA Life   Insurance
 Company                                   Ins. Co.
AEGON Financial Services   Minnesota      100% PFL Life          Marketing
 Group, Inc.                               Insurance Co.
AEGON Assignment           Kentucky       100% AEGON Financial   Administrator of
 Corporation of Kentucky                   Services Group, Inc.   structured settlements
AEGON Assignment           Illinois       100% AEGON             Administrator of
 Corporation                               Financial Services     Structured Settlements
                                           Group, Inc.
Southwest Equity Life      Arizona        100% of Common Voting  Insurance
 Ins. Co.                                  Stock First AUSA Life
                                           Ins. Co.
Iowa Fidelity Life         Arizona        100% of Common Voting  Insurance
 Insurance Co.                             Stock First AUSA Life
                                           Ins. Co.
Western Reserve Life       Ohio           100% First AUSA Life   Insurance
 Assurance Co. of Ohio                     Ins. Co.
AEGON Equity Group, Inc.   Florida        100% Western Reserve   Insurance Agency
                                           Life Assurance Co. of
                                           Ohio
WRL Series Fund, Inc.      Maryland       Various                Mutual fund
WRL Investment Services,   Florida        100% Western Reserve   Provides administration
 Inc.                                      Life Assurance Co. of  for affiliated mutual
                                           Ohio                   fund
WRL Investment             Florida        100% Western Reserve   Registered investment
 Management, Inc.                          Life Assurance Co. of  advisor
                                           Ohio
Monumental Life            Maryland       26.77% First AUSA      Insurance
 Insurance Co.                             Life Ins. Co.
                                          73.23% Capital General
                                           Dev. Corp.
AEGON Special Markets      Maryland       100% Monumental Life   Marketing
 Group, Inc.                               Ins. Co.
Monumental General         Maryland       100% First AUSA Life   Insurance
 Casualty Co.                              Ins. Co.
United Financial           Maryland       100% First AUSA Life   General agency
 Services, Inc.                            Ins. Co.
Bankers Financial Life     Arizona        100% First AUSA Life   Insurance
 Ins. Co.                                  Ins. Co.
The Whitestone             Maryland       100% First AUSA Life   Insurance agency
 Corporation                               Ins. Co.
Cadet Holding Corp.        Iowa           100% First AUSA Life   Holding company
                                           Insurance Company
Commonwealth General       Delaware       100% AEGON USA, Inc.   Holding company
 Corporation ("CGC")
PB Series Trust            Massachusetts  N/A                    Mutual fund
Monumental Agency Group,   Kentucky       100% CGC               Provider of srvcs. to
 Inc.                                                             ins. cos.
Benefit Plans, Inc.        Delaware       100% CGC               TPA for Peoples Security
                                                                  Life Insurance Company
Durco Agency, Inc.         Virginia       100% Benefit Plans,    General agent
                                           Inc.
Commonwealth General.      Kentucky       100% CGC               Administrator of
 Assignment Corporation                                           structured settlements

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
AFSG Securities           Pennsylvania    100% CGC                 Broker-Dealer
 Corporation
PB Investment Advisors,   Delaware        100% CGC                 Registered investment
 Inc.                                                               advisor
Diversified Financial     Delaware        100% CGC                 Provider of investment,
 Products Inc.                                                      marketing and admin.
                                                                    services to ins. cos.
AEGON USA Real Estate     Delaware        100% Diversified         Real estate and mortgage
 Services, Inc.                            Financial Products Inc   holding company
Capital Real Estate       Delaware        100% CGC                 Furniture and equipment
 Development Corporation                                            lessor
Capital General           Delaware        100% CGC                 Holding company
 Development Corporation
JMH Operating Company,    Mississippi     100% Peoples Security    Real estate holdings
 Inc.                                      Life Insurance Company
Independence Automobile   Florida         100% Capital Security    Automobile Club
 Association, Inc.                         Life Insurance Company
Independence Automobile   Georgia         100% Capital Security    Automobile Club
 Club, Inc.                                Life Insurance Company
Capital 200 Block         Delaware        100% CGC                 Real estate holdings
 Corporation
Capital Broadway          Kentucky        100% CGC                 Real estate holdings
 Corporation
Southlife, Inc.           Tennessee       100% CGC                 Investment subsidiary
Ampac Insurance Agency,   Pennsylvania    100% CGC                 Provider of management
 Inc. (EIN 23-1720755)                                              support services
National Home Life        Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Compass Rose Development  Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Frazer Association        Illinois        100% Ampac Insurance     TPA license-holder
 Consultants, Inc.                         Agency, Inc.
Valley Forge Associates,  Pennsylvania    100% Ampac Insurance     Furniture & equipment
 Inc.                                      Agency, Inc.             lessor
Veterans Benefits Plans,  Pennsylvania    100% Ampac Insurance     Administrator of group
 Inc.                                      Agency, Inc.             insurance programs
Veterans Insurance        Delaware        100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Financial Planning        Dist. Columbia  100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Academy Insurance Group,  Delaware        100% CGC                 Holding company
 Inc.
Academy Life              Missouri        100% Academy Insurance   Insurance company
 Insurance Co.                             Group, Inc.
Pension Life Insurance    New Jersey      100% Academy Insurance   Insurance company
 Company of America                        Group, Inc.

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED            BUSINESS
          ----            ---------------    -----------------            --------
Academy Services, Inc.    Delaware        100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Ammest Development Corp.  Kansas          100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
Ammest Insurance Agency,  California      100% Academy Insurance   General agent
 Inc.                                      Group, Inc.
Ammest Massachusetts      Massachusetts   100% Academy Insurance   Special-purpose
 Insurance Agency, Inc.                    Group, Inc.              subsidiary
Ammest Realty, Inc.       Pennsylvania    100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Ampac, Inc.               Texas           100% Academy Insurance   Managing general agent
                                           Group, Inc.
Ampac Insurance Agency,   Pennsylvania    100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
 (EIN 23-2364438)
Data/Mark Services, Inc.  Delaware        100% Academy Insurance   Provider of mgmt.
                                           Group, Inc.              services
Force Financial Group,    Delaware        100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
Force Financial           Massachusetts   100% Force Fin. Group,   Special-purpose
 Services, Inc.                            Inc.                     subsidiary
Military Associates,      Pennsylvania    100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
NCOA Motor Club, Inc.     Georgia         100% Academy Insurance   Automobile club
                                           Group, Inc.
NCOAA Management Company  Texas           100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Unicom Administrative     Pennsylvania    100% Academy Insurance   Provider of admin.
 Services, Inc.                            Group, Inc.              services
Unicom Administrative     Germany         100% Unicom              Provider of admin.
 Services, GmbH                            Administrative           services
                                           Services, Inc.
Capital Liberty, L.P.     Delaware        99.0% Monumental Life    Holding Company
                                           Ins. Co.
                                          1% CGC
Commonwealth General LLC  Turks &         100% CGC                 Special-purpose
                           Caicos Islands                           subsidiary
Peoples Benefit Life      Missouri        3.7% CGC                 Insurance company
 Insurance Company                        20% Capital Liberty,
                                           L.P.
                                          76.3% Monumental Life
                                           Ins. Co.
Veterans Life Insurance   Illinois        100% Peoples Benefit     Insurance company
 Co.                                       Life Insurance Company
Peoples Benefit           Pennsylvania    100% Veterans Life Ins.  Special-purpose
 Services, Inc.                            Co.                      subsidiary

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1999, there were 1,831 Contract Owners of the Advisor's Edge Variable Annuity and 28 Contract Owners of the Advisor's Edge Select Variable Annuity.

ITEM 28.  INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account V, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and Variable Annuity contracts funded by Separate Account II of Providian Life and Health Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by Separate Account C of First Providian Life and Health Insurance Company; PFL Life Variable Annuity Account A, PFL Endeavor VA Separate Account, PFL Wright Variable Annuity Account and PFL Retirement Builder Variable Annuity Account of PFL Life Insurance Company and AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers


                               Positions and Officers
           Name                   with Underwriter
           ----                ----------------------
     Larry N. Norman           President and Director
     Lisa A. Wachendorf        Vice President and Chief Compliance Officer
     Frank A. Camp             Secretary and Director
     Sarah J. Strange          Vice President and Director
     Linda Gilmer              Treasurer/Controller
     Debra C. Cubero           Vice President
     Anne M. Spaes             Vice President
     Robert W. Warner          Assistant Compliance Officer
     Emily Bates               Assistant Treasurer
     Clifton W. Flenniken      Assistant Treasurer
     Thomas E. Pierpan         Vice President and Assistant Secretary
     Priscilla I. Hechler      Vice President and Assistant Secretary
     Darin Smith               Vice President and Assistant Secretary

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Providian Life and Health in Louisville, Kentucky.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 30th day of April, 1999.

                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT V (REGISTRANT)


                                 By: Peoples Benefit Life Insurance Company


                                         BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 (DEPOSITOR)

                                         BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President



*By: /s/ Gregory E. Miller - Breetz
     ------------------------------
     Gregory E. Miller - Breetz
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                                Date
       ---------                                   -----                                ----

    JAY H. BERMAN*                 Director                                        April 30, 1999
---------------------------
Jay H. Berman

    G. DOUGLAS MANGUM, JR.*        Director and Senior Vice President              April 30, 1999
---------------------------
G. Douglas Mangum, Jr.

    MARTHA A. McCONNELL*           Treasurer (Chief Accounting Officer)            April 30, 1999
---------------------------
Martha A. McConnell

    DOUGLAS A. SARCIA*             Director and Vice President                     April 30, 1999
---------------------------
Douglas A. Sarcia

    BRIAN A. SMITH*                Director and Senior Vice President              April 30, 1999
---------------------------
Brian A. Smith

    BART HERBERT, JR.*             Director and President                          April 30, 1999
---------------------------
Bart Herbert, Jr.

    CRAIG D. VERMIE*               Director                                        April 30, 1999
---------------------------
Craig D. Vermie

*By: /s/ Gregory E. Miller - Breetz
     -------------------------------
     Gregory E. Miller - Breetz
     Attorney-in-fact

                              SEPARATE ACCOUNT V

                   PEOPLES BENEFIT MARQUEE VARIABLE ANNUITY


                               INDEX TO EXHIBITS






EXHIBIT 9(a)    OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)    CONSENT OF COUNSEL

EXHIBIT 10      CONSENT OF INDEPENDENT AUDITORS